JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 36.9%
Aerospace & Defense — 0.7%
Boeing Co. (The) 4.88%, 5/1/2025	20,100	22,438
Leidos, Inc.
2.95%, 5/15/2023(a)	4,150	4,343
3.63%, 5/15/2025(a)	985	1,095
Northrop Grumman Corp. 2.55%, 10/15/2022	10,185	10,582

		38,458

Auto Components — 0.1%
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	4,050	4,176

Automobiles — 1.6%
BMW US Capital LLC (Germany)
1.85%, 9/15/2021(a)	1,826	1,846
3.80%, 4/6/2023(a)	16,490	17,748
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	1,178	1,208
3.40%, 2/22/2022(a)	5,000	5,173
2.70%, 6/14/2024(a)	6,150	6,561
Hyundai Capital America
3.95%, 2/1/2022(a)	1,500	1,554
3.00%, 6/20/2022(a)	1,445	1,492
2.85%, 11/1/2022(a)	7,987	8,254
2.38%, 2/10/2023(a)	7,302	7,521
5.75%, 4/6/2023(a)	7,500	8,318
1.80%, 10/15/2025(a)	8,440	8,543
Volkswagen Group of America Finance LLC (Germany)
4.00%, 11/12/2021(a)	2,700	2,790
2.90%, 5/13/2022(a)	13,965	14,420
3.13%, 5/12/2023(a)	2,359	2,492
4.25%, 11/13/2023(a)	4,700	5,167

		93,087

Banks — 17.3%
ABN AMRO Bank NV (Netherlands) 3.40%, 8/27/2021(a)	3,700	3,784
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	6,415	7,054
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(b)	14,465	15,769
ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022(a)	3,000	3,088
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024(a)	1,256	1,354
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021(a)	1,000	1,005
2.63%, 11/9/2022	6,055	6,330
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	21,307
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	15,968
2.75%, 5/28/2025	4,400	4,683
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022(b)	13,625	13,822
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	5,370	5,531
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	5,450	5,725
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(b)	13,480	14,625
(SOFR + 0.74%), 0.81%, 10/24/2024(b)	13,630	13,683
(SOFR + 0.91%), 0.98%, 9/25/2025(b)	15,110	15,196
Bank of New Zealand (New Zealand)
3.50%, 2/20/2024(a)	9,635	10,488
2.00%, 2/21/2025(a)	7,750	8,142
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	14,818	15,301
1.95%, 2/1/2023	2,285	2,360
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022(a)	6,000	6,222
2.13%, 11/21/2022(a)	11,835	12,228
3.75%, 7/20/2023(a)	1,480	1,604
Barclays Bank plc (United Kingdom)
10.18%, 6/12/2021(a)	2,080	2,179
1.70%, 5/12/2022	7,470	7,603
Barclays plc (United Kingdom)
3.68%, 1/10/2023	2,835	2,926
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(b)	7,355	7,696
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(b)	12,500	13,605
BBVA USA
3.50%, 6/11/2021	2,820	2,860
2.88%, 6/29/2022	3,824	3,964
BNP Paribas SA (France)
3.50%, 3/1/2023(a)	2,100	2,235
3.80%, 1/10/2024(a)	14,267	15,561
3.38%, 1/9/2025(a)	8,424	9,182
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	5,410	5,574
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	4,480	4,536
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(b)	2,500	2,590
3.10%, 4/2/2024	4,805	5,199
0.95%, 10/23/2025	5,415	5,448
Citigroup, Inc.
2.70%, 10/27/2022	2,500	2,604
(SOFR + 0.87%), 2.31%, 11/4/2022(b)	3,960	4,028
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	13,924	14,342

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	6,966	7,233
(SOFR + 0.69%), 0.78%, 10/30/2024(b)	12,175	12,208
(SOFR + 2.75%), 3.11%, 4/8/2026(b)	8,525	9,267
Citizens Bank NA 2.55%, 5/13/2021	3,640	3,670
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,639
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2022	500	513
3.88%, 2/8/2022	2,000	2,084
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026(a)(b)	10,550	10,573
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	5,000	5,161
3.75%, 4/24/2023(a)	8,885	9,555
3.88%, 4/15/2024(a)	6,095	6,730
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(b)	12,090	12,480
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,174
Danske Bank A/S (Denmark)
2.00%, 9/8/2021(a)	800	810
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023(a)(b)	18,115	18,184
Discover Bank 3.20%, 8/9/2021	3,000	3,052
DNB Bank ASA (Norway)
2.15%, 12/2/2022(a)	14,706	15,233
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.85%), 1.13%, 9/16/2026(a)(b)	14,945	15,056
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025(a)	4,430	4,646
Fifth Third Bancorp
3.50%, 3/15/2022	1,000	1,038
2.60%, 6/15/2022	6,850	7,069
2.38%, 1/28/2025	3,196	3,382
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(b)	5,218	5,400
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(b)	6,364	6,659
(SOFR + 1.54%), 1.64%, 4/18/2026(b)	8,890	9,016
HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,456
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,815	1,819
3.15%, 3/14/2021	500	503
ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	18,447
KeyBank NA 2.50%, 11/22/2021	750	766
Lloyds Bank plc (United Kingdom)
3.30%, 5/7/2021	13,774	13,953
2.25%, 8/14/2022	600	619
Lloyds Banking Group plc (United Kingdom)
3.00%, 1/11/2022	1,200	1,234
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(b)	17,350	17,849
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(b)	6,845	6,916
4.05%, 8/16/2023	15,000	16,346
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(b)	5,850	6,412
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021	1,600	1,633
3.22%, 3/7/2022	1,400	1,450
2.62%, 7/18/2022	800	829
2.67%, 7/25/2022	3,535	3,660
3.76%, 7/26/2023	4,272	4,630
3.41%, 3/7/2024	2,970	3,222
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024(b)	8,340	8,378
2.19%, 2/25/2025	13,695	14,424
1.41%, 7/17/2025	5,310	5,423
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	4,290	4,430
2.60%, 9/11/2022	536	557
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(b)	5,022	5,191
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024(b)	21,195	21,486
(ICE LIBOR USD 3 Month + 0.61%), 0.85%, 9/8/2024(b)	6,315	6,331
National Bank of Canada (Canada)
2.15%, 10/7/2022(a)	3,890	4,013
2.10%, 2/1/2023	5,755	5,951
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023(b)	3,750	3,776
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	14,560	15,160
3.88%, 9/12/2023	7,780	8,430
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022(a)	15,000	15,819
2.38%, 5/21/2023(a)	6,015	6,257

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nordea Bank Abp (Finland)
4.88%, 5/13/2021(a)	700	714
4.25%, 9/21/2022(a)	870	925
1.00%, 6/9/2023(a)	3,120	3,162
3.75%, 8/30/2023(a)	1,115	1,206
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	5,014
2.88%, 8/5/2021	5,100	5,184
3.57%, 1/10/2023	10,000	10,309
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(b)	5,660	5,702
Santander UK plc (United Kingdom) 2.10%, 1/13/2023	16,765	17,318
Skandinaviska Enskilda Banken AB (Sweden)
2.80%, 3/11/2022	1,700	1,753
3.05%, 3/25/2022(a)	1,600	1,656
0.85%, 9/2/2025(a)	7,160	7,133
Societe Generale SA (France)
3.25%, 1/12/2022(a)	1,905	1,959
4.25%, 9/14/2023(a)	2,850	3,107
3.88%, 3/28/2024(a)	9,650	10,476
2.63%, 10/16/2024(a)	4,570	4,799
2.63%, 1/22/2025(a)	3,500	3,681
1.38%, 7/8/2025(a)	9,555	9,738
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(b)	15,615	15,846
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(b)	15,645	16,261
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024(a)(b)	7,585	8,064
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	900	917
2.85%, 1/11/2022	1,890	1,942
2.78%, 7/12/2022	3,010	3,125
1.47%, 7/8/2025	20,905	21,375
Sumitomo Mitsui Trust Bank Ltd. (Japan) 0.80%, 9/12/2023(a)	8,300	8,354
Svenska Handelsbanken AB (Sweden)
2.45%, 3/30/2021	1,000	1,007
0.63%, 6/30/2023(a)	3,350	3,369
Swedbank AB (Sweden) 0.60%, 9/25/2023(a)	12,685	12,698
Truist Bank
2.85%, 4/1/2021	300	302
2.80%, 5/17/2022	1,500	1,551
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(b)	1,610	1,644
Truist Financial Corp.
2.90%, 3/3/2021	3,125	3,139
2.05%, 5/10/2021	2,500	2,517
3.05%, 6/20/2022	8,275	8,603
UniCredit SpA (Italy)
3.75%, 4/12/2022(a)	15,000	15,530
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026(a)(b)	2,120	2,156
Wells Fargo & Co.
2.10%, 7/26/2021	8,248	8,343
3.07%, 1/24/2023	7,095	7,299
3.75%, 1/24/2024	600	652
(SOFR + 1.60%), 1.65%, 6/2/2024(b)	31,246	31,975
(SOFR + 2.00%), 2.19%, 4/30/2026(b)	4,065	4,255
Wells Fargo Bank NA
3.63%, 10/22/2021	3,300	3,389
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(b)	1,100	1,114

		997,866

Beverages — 0.1%
Coca-Cola European Partners plc (United Kingdom) 3.25%, 8/19/2021	350	354
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,028
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	1,000	1,016
2.53%, 11/15/2021	1,255	1,278
3.13%, 12/15/2023	1,735	1,862

		6,538

Biotechnology — 0.9%
AbbVie, Inc.
5.00%, 12/15/2021	420	434
2.30%, 11/21/2022	19,695	20,389
2.60%, 11/21/2024	5,500	5,878
Gilead Sciences, Inc.
4.40%, 12/1/2021	5,015	5,163
0.75%, 9/29/2023	22,895	22,964

		54,828

Capital Markets — 4.5%
Ameriprise Financial, Inc.
3.00%, 3/22/2022	1,035	1,071
3.00%, 4/2/2025	4,755	5,180
Credit Suisse AG (Switzerland)
1.00%, 5/5/2023	9,135	9,258
3.63%, 9/9/2024	9,970	11,063
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	24,956	25,756
3.80%, 6/9/2023	5,550	5,973
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	12,030
3.15%, 1/22/2021	1,325	1,329
(SOFR + 2.16%), 2.22%, 9/18/2024(b)	13,255	13,525
(SOFR + 1.87%), 2.13%, 11/24/2026(b)	6,950	7,034

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goldman Sachs Group, Inc. (The)
2.88%, 2/25/2021	1,000	1,004
5.25%, 7/27/2021	7,063	7,286
3.00%, 4/26/2022	2,375	2,400
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(b)	18,799	19,211
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	6,825	7,074
3.50%, 4/1/2025	8,685	9,622
Macquarie Bank Ltd. (Australia)
2.10%, 10/17/2022(a)	13,725	14,175
3.90%, 1/15/2026(a)	6,880	7,919
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	2,000	2,089
Morgan Stanley
5.75%, 1/25/2021	4,236	4,269
3.13%, 1/23/2023	10,319	10,903
3.75%, 2/25/2023	4,362	4,675
4.00%, 7/23/2025	3,205	3,669
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025(b)	18,850	18,968
(SOFR + 1.99%), 2.19%, 4/28/2026(b)	4,805	5,068
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	8,625	8,896
State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023(b)	5,355	5,531
UBS AG (Switzerland) 1.75%, 4/21/2022(a)	8,310	8,463
UBS Group AG (Switzerland)
2.65%, 2/1/2022(a)	3,626	3,724
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024(a)(b)	8,160	8,218
4.13%, 9/24/2025(a)	10,350	11,835

		257,218

Chemicals — 0.1%
Nutrition & Biosciences, Inc. 1.23%, 10/1/2025(a)	6,020	6,095

Consumer Finance — 2.8%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	1,105	1,134
3.50%, 5/26/2022	1,625	1,671
4.63%, 7/1/2022	7,540	7,911
3.30%, 1/23/2023	3,500	3,614
3.15%, 2/15/2024	12,885	13,263
American Express Co.
3.00%, 2/22/2021	1,000	1,004
American Honda Finance Corp.
2.05%, 1/10/2023	4,674	4,833
0.88%, 7/7/2023	9,380	9,488
0.65%, 9/8/2023	17,155	17,286
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(a)	4,787	5,036
5.25%, 5/15/2024(a)	2,625	2,804
5.50%, 1/15/2026(a)	9,900	10,780
Capital One Financial Corp.
3.05%, 3/9/2022	5,340	5,512
3.20%, 1/30/2023	2,500	2,643
2.60%, 5/11/2023	6,365	6,673
3.75%, 4/24/2024	10,855	11,847
Caterpillar Financial Services Corp.
1.93%, 10/1/2021	1,952	1,979
2.95%, 2/26/2022	7,135	7,369
1.90%, 9/6/2022	6,140	6,313
John Deere Capital Corp. 0.70%, 7/5/2023	5,900	5,951
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	2,250	2,353
4.50%, 3/15/2023(a)	1,490	1,552
5.50%, 2/15/2024(a)	5,000	5,337
Toyota Motor Credit Corp.
1.15%, 5/26/2022	14,550	14,736
2.90%, 3/30/2023	8,880	9,395

		160,484

Diversified Financial Services — 0.3%
AIG Global Funding
3.35%, 6/25/2021(a)	1,685	1,715
2.70%, 12/15/2021(a)	1,700	1,742
0.90%, 9/22/2025(a)	9,160	9,189
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	1,200	1,232
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
3.41%, 2/28/2022(a)	685	706
3.96%, 9/19/2023(a)	1,000	1,079

		15,663

Electric Utilities — 0.8%
Alliant Energy Finance LLC 1.40%, 3/15/2026(a)	4,640	4,644
Edison International 2.95%, 3/15/2023	7,680	7,929
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,949
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	3,100	3,203
Entergy Corp. 0.90%, 9/15/2025	2,915	2,919
Entergy Louisiana LLC 4.80%, 5/1/2021	310	312
Exelon Corp. 3.50%, 6/1/2022	850	886
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.38%), 0.60%, 7/28/2023(b)	10,040	10,044
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	860	889

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pacific Gas and Electric Co. (ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021(b)	14,500	14,516
Southern California Edison Co. 1.85%, 2/1/2022	356	357
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,336

		48,984

Energy Equipment & Services — 0.0%(c)
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,243

Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.
2.25%, 1/15/2022	1,000	1,021
3.00%, 6/15/2023	3,140	3,337
WEA Finance LLC (France) 3.15%, 4/5/2022(a)	10,000	10,177

		14,535

Food Products — 0.1%
Cargill, Inc.
3.25%, 11/15/2021(a)	2,775	2,851
1.38%, 7/23/2023(a)	4,420	4,533
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,070

		8,454

Gas Utilities — 0.2%
Southern California Gas Co. (ICE LIBOR USD 3 Month + 0.35%), 0.58%, 9/14/2023(b)	12,565	12,569

Health Care Providers & Services — 0.1%
Cigna Corp. 3.75%, 7/15/2023	1,330	1,440
CVS Health Corp. 3.70%, 3/9/2023	3,771	4,034

		5,474

Household Products — 0.0%(c)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	800	823

Independent Power and Renewable Electricity Producers — 0.4%
Alexander Funding Trust 1.84%, 11/15/2023(a)	13,810	13,907
Exelon Generation Co. LLC
3.40%, 3/15/2022	1,798	1,861
3.25%, 6/1/2025	4,675	5,037

		20,805

Industrial Conglomerates — 0.4%
Honeywell International, Inc. 0.48%, 8/19/2022	18,845	18,873
Roper Technologies, Inc. 1.00%, 9/15/2025	3,435	3,455

		22,328

Insurance — 1.4%
American International Group, Inc. 3.30%, 3/1/2021	4,015	4,034
Athene Global Funding
4.00%, 1/25/2022(a)	600	621
3.00%, 7/1/2022(a)	3,863	3,988
2.75%, 6/25/2024(a)	2,970	3,114
Jackson National Life Global Funding
3.30%, 6/11/2021(a)	1,400	1,423
3.30%, 2/1/2022(a)	1,295	1,339
2.50%, 6/27/2022(a)	9,615	9,938
3.25%, 1/30/2024(a)	14,750	15,883
Liberty Mutual Group, Inc.
5.00%, 6/1/2021(a)	800	818
4.95%, 5/1/2022(a)	500	531
Lincoln National Corp. 4.20%, 3/15/2022	600	629
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	565	566
MassMutual Global Funding II
2.00%, 4/15/2021(a)	2,272	2,287
0.85%, 6/9/2023(a)	5,690	5,756
Metropolitan Life Global Funding I
3.38%, 1/11/2022(a)	1,500	1,551
2.40%, 6/17/2022(a)	1,650	1,703
3.00%, 1/10/2023(a)	5,600	5,906
1.95%, 1/13/2023(a)	4,955	5,119
Nationwide Financial Services, Inc. 5.38%, 3/25/2021(a)	707	717
Pricoa Global Funding I 3.45%, 9/1/2023(a)	466	503
Principal Life Global Funding II 2.25%, 11/21/2024(a)	6,890	7,309
Protective Life Global Funding 1.08%, 6/9/2023(a)	2,735	2,781
Reliance Standard Life Global Funding II
2.15%, 1/21/2023(a)	3,770	3,871
3.85%, 9/19/2023(a)	1,388	1,490

		81,877

Metals & Mining — 0.2%
Glencore Funding LLC (Australia) 1.63%, 9/1/2025(a)	9,180	9,311

Multi-Utilities — 0.5%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.77%, 9/15/2023(b)	21,235	21,269
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,706
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	508

		29,483

Oil, Gas & Consumable Fuels — 0.9%
APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022(a)	5,800	6,085
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(a)	1,990	2,050
BP Capital Markets America, Inc. 2.94%, 4/6/2023	4,027	4,261
BP Capital Markets plc (United Kingdom) 3.99%, 9/26/2023	3,170	3,480

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Enbridge Energy Partners LP 4.20%, 9/15/2021	750	765
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	415
Gray Oak Pipeline LLC
2.00%, 9/15/2023(a)	9,850	9,927
2.60%, 10/15/2025(a)	7,325	7,436
MPLX LP 1.75%, 3/1/2026	7,525	7,625
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	426
Valero Energy Corp. 1.20%, 3/15/2024	10,340	10,338

		52,808

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.
3.55%, 8/15/2022	5,985	6,310
2.75%, 2/15/2023	1,500	1,573
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	1,072	1,088
2.88%, 9/23/2023	8,647	9,177
Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	1,610	1,630

		19,778

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	3,000	3,080

Road & Rail — 0.4%
Penske Truck Leasing Co. LP
3.65%, 7/29/2021(a)	1,000	1,018
1.20%, 11/15/2025(a)	9,600	9,637
Ryder System, Inc.
3.50%, 6/1/2021	645	655
3.35%, 9/1/2025	2,705	2,991
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	6,200	6,352

		20,653

Specialty Retail — 0.1%
AutoZone, Inc.
2.50%, 4/15/2021	1,000	1,006
3.63%, 4/15/2025	5,285	5,887
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	761

		7,654

Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
2.75%, 12/2/2021	500	512
3.00%, 5/22/2022(a)	9,490	9,839
4.00%, 9/12/2023(a)	5,195	5,653
2.38%, 1/14/2025(a)	6,000	6,305
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(b)	10,680	10,859
Nationwide Building Society (United Kingdom)
2.00%, 1/27/2023(a)	5,085	5,249
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	8,115	8,437
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(b)	6,285	6,677
1.00%, 8/28/2025(a)	8,220	8,205

		61,736

Tobacco — 0.7%
Altria Group, Inc.
2.85%, 8/9/2022	4,818	5,014
2.35%, 5/6/2025	1,645	1,743
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	2,700	2,921
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	5,013
Philip Morris International, Inc. 2.63%, 2/18/2022	12,340	12,662
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,059	12,623

		39,976

Trading Companies & Distributors — 0.6%
Air Lease Corp.
2.25%, 1/15/2023	3,095	3,171
2.75%, 1/15/2023	6,305	6,499
4.25%, 9/15/2024	2,500	2,698
2.88%, 1/15/2026	14,240	14,743
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	4,330	4,636
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021(a)	1,900	1,911

		33,658

TOTAL CORPORATE BONDS (Cost $2,088,669)		2,129,642

ASSET-BACKED SECURITIES — 23.2%
ACC Trust
Series 2019-2, Class A, 2.82%, 2/21/2023(a)	4,100	4,118
Series 2018-1, Class C, 6.81%, 2/21/2023(a)	906	911
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/2023(a)	3,385	3,396
Series 2019-1, Class B, 3.32%, 4/12/2023(a)	500	501
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	1,856	1,868
Series 2019-3, Class B, 2.59%, 8/14/2023(a)	4,900	4,930
Series 2018-2, Class D, 4.07%, 7/10/2024(a)	1,250	1,283

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-3, Class D, 4.14%, 10/15/2024(a)	3,080	3,155
Series 2018-4, Class D, 4.40%, 1/13/2025(a)	11,195	11,614
Series 2019-2, Class C, 3.17%, 6/12/2025(a)	7,000	7,127
Series 2019-2, Class D, 3.41%, 6/12/2025(a)	8,625	8,920
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	4,907	5,016
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	9,150	9,497
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	5,500	5,617
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	4,270	4,333
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	4,000	4,412
Series 2020-3, Class C, 1.85%, 6/15/2026(a)	6,150	6,239
Series 2020-4, Class C, 1.31%, 12/14/2026(a)	4,320	4,332
Series 2020-4, Class D, 1.77%, 12/14/2026(a)	4,790	4,808
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D, 2.74%, 12/8/2022	1,400	1,416
Series 2018-2, Class A3, 3.15%, 3/20/2023	2,440	2,464
Series 2017-3, Class B, 2.24%, 6/19/2023	2,447	2,453
Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,080
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037(a)	5,682	5,718
Series 2020-SFR3, Class B, 1.81%, 9/17/2037‡(a)	9,780	9,819
Amur Equipment Finance Receivables V LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023(a)	1,738	1,749
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025(a)	1,979	1,991
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040(a)	8,988	9,211
Series 2020-AA, Class A, 1.90%, 7/17/2046(a)	4,126	4,144
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	7,154	7,253
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.48%, 6/25/2043‡(d)	178	181
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024(a)	1,650	1,622
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	6,187	6,263
Capital Auto Receivables Asset Trust Series 2017-1, Class D, 3.15%, 2/20/2025(a)	3,046	3,098
CarMax Auto Owner Trust Series 2017-4, Class A3, 2.11%, 10/17/2022	341	342
Carnow Auto Receivables Trust
Series 2019-1A, Class A, 2.72%, 11/15/2022(a)	5,924	5,964
Series 2019-1A, Class B, 2.71%, 4/17/2023(a)	6,250	6,317
Series 2019-1A, Class C, 3.36%, 6/17/2024(a)	1,000	1,017
CarNow Auto Receivables Trust
Series 2020-1A, Class A, 1.76%, 2/15/2023(a)	3,663	3,674
Series 2020-1A, Class C, 3.84%, 9/16/2024(a)	1,900	1,943
Carvana Auto Receivables Trust
Series 2019-1A, Class A3, 3.08%, 11/15/2022(a)	1,225	1,228
Series 2019-2A, Class A3, 2.58%, 3/15/2023(a)	5,572	5,602
Series 2019-3A, Class B, 2.51%, 4/15/2024(a)	4,070	4,144
Series 2020-N1A, Class B, 2.01%, 3/17/2025(a)	2,946	3,003
Series 2020-N1A, Class D, 3.43%, 1/15/2026(a)	10,600	11,028
CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024(a)	685	692
CNH Equipment Trust Series 2017-B, Class A3, 1.86%, 9/15/2022	323	324
Colony American Finance Ltd. (Cayman Islands)Series 2016-2, Class A, 2.55%, 11/15/2048(a)	1,502	1,506
Consumer Loan Underlying Bond Credit Trust
Series 2018-P3, Class A, 3.82%, 1/15/2026(a)	105	106
Series 2019-P1, Class A, 2.94%, 7/15/2026(a)	1,781	1,793
Series 2019-P2, Class B, 2.83%, 10/15/2026‡(a)	5,000	5,037
Series 2020-P1, Class A, 2.26%, 3/15/2028(a)	11,172	11,259
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026(a)	15,967	16,321
CoreVest American Finance Trust Series 2020-3, Class A, 1.36%, 8/15/2053(a)	5,070	5,056

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Receivables Trust
Series 2019-C, Class A, 2.55%, 9/15/2022(a)	238	239
Series 2019-B, Class B, 3.09%, 4/17/2023(a)	626	630
Series 2020-A, Class A, 2.09%, 5/15/2023(a)	1,579	1,588
Series 2017-C, Class D, 3.79%, 6/15/2023(a)	4,064	4,121
Series 2019-C, Class B, 2.63%, 8/15/2023(a)	4,785	4,826
Series 2019-D, Class B, 2.35%, 11/15/2023(a)	4,915	4,969
Series 2019-A, Class B, 3.58%, 12/16/2024(a)	2,196	2,212
Series 2019-A, Class D, 4.35%, 12/16/2024(a)	3,900	4,080
Series 2019-B, Class D, 3.69%, 3/17/2025(a)	2,000	2,061
Series 2019-D, Class D, 2.72%, 9/15/2025(a)	15,222	15,529
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	1,000	1,028
Series 2020-B, Class D, 4.75%, 4/15/2026(a)	6,403	6,908
Series 2020-C, Class C, 1.71%, 8/17/2026(a)	2,130	2,142
Series 2020-C, Class D, 2.41%, 11/16/2026(a)	5,500	5,590
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	506	507
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	2,161	2,177
Series 2018-2A, Class B, 3.94%, 7/15/2027(a)	4,000	4,085
Series 2018-3A, Class A, 3.55%, 8/15/2027(a)	4,782	4,838
Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	10,000	10,066
Series 2019-1A, Class B, 3.75%, 4/17/2028(a)	8,660	8,990
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	4,250	4,424
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	8,835	9,038
Series 2020-2A, Class A, 1.37%, 7/16/2029(a)	1,955	1,978
Series 2020-2A, Class B, 1.93%, 9/17/2029(a)	2,800	2,837
Series 2020-3A, Class A, 1.24%, 10/15/2029(a)	3,000	3,025
Series 2020-3A, Class B, 1.77%, 12/17/2029(a)	7,371	7,414
Series 2020-3A, Class C, 2.28%, 2/15/2030(a)	2,330	2,341
Crown Castle Towers LLC 3.72%, 7/15/2023(a)	1,400	1,468
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 1.05%, 10/25/2034(d)	135	128
Delta Air Lines Pass-Through Trust Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,418	1,431
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032(a)	7,605	7,861
Drive Auto Receivables Trust
Series 2019-1, Class B, 3.41%, 6/15/2023	2,278	2,284
Series 2019-2, Class B, 3.17%, 11/15/2023	695	701
Series 2017-AA, Class D, 4.16%, 5/15/2024(a)	4,513	4,583
Series 2018-2, Class D, 4.14%, 8/15/2024	5,125	5,285
Series 2017-2, Class E, 5.27%, 11/15/2024	7,694	7,947
Series 2018-4, Class D, 4.09%, 1/15/2026	1,625	1,691
DT Auto Owner Trust
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	894	896
Series 2019-2A, Class B, 2.99%, 4/17/2023(a)	1,670	1,687
Series 2019-1A, Class B, 3.41%, 4/17/2023(a)	2,620	2,633
Series 2019-3A, Class B, 2.60%, 5/15/2023(a)	1,885	1,900
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	1,761	1,768
Series 2018-1A, Class C, 3.47%, 12/15/2023(a)	5	5
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,500	1,539
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	1,700	1,723
Series 2017-1A, Class E, 5.79%, 2/15/2024(a)	2,000	2,021
Series 2018-3A, Class C, 3.79%, 7/15/2024(a)	8,000	8,118
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	12,500	12,996
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	8,500	8,826
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	17,050	17,463
Series 2019-3A, Class C, 2.74%, 4/15/2025(a)	6,120	6,242
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	4,486	4,616
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	10,900	11,167
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	7,140	7,291
Series 2020-2A, Class C, 3.28%, 3/16/2026(a)	11,250	11,770
Series 2020-3A, Class C, 1.47%, 6/15/2026(a)	1,445	1,453

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022(a)	80	80
Series 2017-1A, Class C, 3.95%, 12/15/2022(a)	1,457	1,467
Series 2018-1A, Class C, 3.03%, 1/17/2023(a)	172	173
Series 2019-1A, Class B, 3.45%, 2/15/2023(a)	1,019	1,022
Series 2016-2A, Class D, 8.25%, 4/17/2023(a)	7,380	7,406
Series 2020-1A, Class A, 2.05%, 6/15/2023(a)	1,960	1,970
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	4,550	4,635
Series 2019-3A, Class B, 2.58%, 8/15/2023(a)	4,565	4,598
Series 2018-4A, Class C, 3.97%, 9/15/2023(a)	6,280	6,364
Series 2018-1A, Class D, 3.53%, 11/15/2023(a)	7,225	7,415
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	2,635	2,735
Series 2019-4A, Class B, 2.30%, 12/15/2023(a)	7,965	8,045
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	13,000	13,586
Series 2020-1A, Class B, 2.26%, 4/15/2024(a)	3,025	3,067
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	1,000	1,071
Series 2018-4A, Class D, 4.35%, 9/16/2024(a)	6,000	6,287
Series 2020-2A, Class C, 3.28%, 5/15/2025(a)	1,000	1,045
Series 2020-3A, Class C, 1.32%, 7/15/2025	3,500	3,515
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	12,865	13,199
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	5,075	5,489
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	7,050	7,133
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029(e)	2	2
First Investors Auto Owner Trust
Series 2017-3A, Class B, 2.72%, 4/17/2023(a)	741	743
Series 2017-1A, Class E, 5.86%, 11/15/2023(a)	4,360	4,458
Series 2017-3A, Class C, 3.00%, 1/16/2024(a)	2,000	2,027
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	818	827
Series 2018-2A, Class D, 4.28%, 1/15/2025(a)	3,440	3,593
Series 2020-1A, Class C, 2.55%, 2/17/2026(a)	2,000	2,058
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 9/17/2025(a)	6,005	6,044
Series 2020-SFR1, Class C, 1.94%, 9/17/2025‡(a)	2,307	2,309
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	6,933	6,944
Flagship Credit Auto Trust
Series 2018-1, Class B, 3.13%, 1/17/2023(a)	1,077	1,083
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	1,135	1,141
Series 2018-4, Class A, 3.41%, 5/15/2023(a)	855	863
Series 2019-1, Class A, 3.11%, 8/15/2023(a)	2,015	2,039
Series 2017-3, Class C, 2.91%, 9/15/2023(a)	4,250	4,294
Series 2017-4, Class C, 2.92%, 11/15/2023(a)	3,130	3,165
Series 2016-2, Class D, 8.56%, 11/15/2023(a)	4,000	4,088
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	1,722	1,744
Series 2018-4, Class C, 4.11%, 10/15/2024(a)	4,500	4,706
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,750	3,929
Series 2019-3, Class C, 2.74%, 10/15/2025(a)	12,000	12,403
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	2,970	3,083
Series 2020-3, Class C, 1.73%, 9/15/2026(a)	6,640	6,752
Ford Credit Auto Owner Trust
Series 2019-C, Class A3, 1.87%, 3/15/2024	460	470
Series 2016-1, Class A, 2.31%, 8/15/2027(a)	2,700	2,711
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040(a)	7,937	8,217
Foursight Capital Automobile Receivables Trust Series 2018-1, Class E, 5.56%, 1/16/2024(a)	2,500	2,612
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	2,692	2,708
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	4,139	4,151
Series 2020-3FP, Class A, 2.40%, 9/20/2027(a)	1,484	1,490
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023(a)	420	422
Series 2019-3A, Class A, 2.58%, 7/17/2023(a)	1,210	1,220

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2A, Class B, 3.32%, 3/15/2024(a)	13,900	14,275
Series 2019-3A, Class B, 2.72%, 6/17/2024(a)	2,000	2,046
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	3,500	3,600
Series 2019-1A, Class B, 3.65%, 12/16/2024(a)	1,000	1,022
Series 2019-1A, Class C, 3.87%, 12/16/2024(a)	7,031	7,336
Series 2019-2A, Class C, 3.54%, 2/18/2025(a)	7,680	8,019
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	13,300	13,681
Series 2020-2A, Class B, 3.16%, 6/16/2025(a)	1,150	1,202
Series 2020-2A, Class C, 4.57%, 4/15/2026(a)	5,250	5,664
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.82%, 7/15/2022(a)	183	183
Series 2018-3A, Class A, 3.35%, 8/15/2022(a)	12	12
Series 2017-1A, Class D, 5.50%, 6/17/2024(a)	2,000	2,038
GMF Floorplan Owner Revolving Trust Series 2018-4, Class B, 3.68%, 9/15/2023(a)	4,760	4,859
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039(a)	624	649
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059‡(a)(e)	2,400	2,427
Lending Point Asset Securitization Trust Series 2020-1, Class A, 2.51%, 2/10/2026(a)	2,462	2,464
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025(a)	5,000	5,036
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028(a)	14,000	14,074
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027(a)	6,400	6,579
LL ABS Trust Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	458	460
Series 2020-1A, Class A, 2.33%, 1/17/2028(a)	2,678	2,694
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	10,395	10,484
Mariner Finance Issuance Trust
Series 2018-AA, Class A, 4.20%, 11/20/2030(a)	11,966	12,075
Series 2019-AA, Class A, 2.96%, 7/20/2032(a)	7,845	8,021
Series 2020-AA, Class A, 2.19%, 8/21/2034(a)	4,900	4,970
Marlette Funding Trust
Series 2018-4A, Class A, 3.71%, 12/15/2028(a)	322	324
Series 2019-1A, Class A, 3.44%, 4/16/2029(a)	2,052	2,070
Series 2019-2A, Class A, 3.13%, 7/16/2029(a)	400	404
Series 2019-3A, Class A, 2.69%, 9/17/2029(a)	4,636	4,671
Series 2020-1A, Class A, 2.24%, 3/15/2030(a)	1,466	1,475
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,521
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.40%, 3/25/2033‡(d)	239	231
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	3,870	3,937
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.48%, 12/7/2020(d)	1,906	1,906
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053(a)	15,556	15,595
Nissan Auto Lease Trust Series 2020-A, Class A2A, 1.80%, 5/16/2022	3,705	3,726
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	7,450	7,548
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	8,592	8,854
Series 2020-1A, Class A, 1.71%, 2/20/2025(a)	8,605	8,625
Series 2020-1A, Class B, 1.98%, 6/20/2025‡(a)	734	738
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	2,354	2,380
OneMain Financial Issuance Trust
Series 2019-1A, Class A, 3.48%, 2/14/2031(a)	9,130	9,206
Series 2017-1A, Class A1, 2.37%, 9/14/2032(a)	435	435
Oportun Funding IX LLC
Series 2018-B, Class A, 3.91%, 7/8/2024(a)	11,000	11,182
Series 2018-B, Class B, 4.50%, 7/8/2024‡(a)	2,250	2,272
Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024(a)	19,380	19,432

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025(a)	5,950	6,013
Prestige Auto Receivables Trust
Series 2016-2A, Class D, 3.91%, 11/15/2022(a)	2,500	2,519
Series 2017-1A, Class D, 3.61%, 10/16/2023(a)	5,880	5,991
Series 2019-1A, Class B, 2.53%, 1/16/2024(a)	4,000	4,071
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1, 3.72%, 1/25/2059‡(a)(e)	3,575	3,571
Series 2020-NPL1, Class A1, 2.86%, 5/27/2059(a)(e)	5,349	5,366
Series 2020-CFL1, Class A1, 3.10%, 2/27/2060(a)(e)	4,830	4,834
Series 2020-NPL2, Class A1, 3.72%, 2/27/2060(a)(e)	1,682	1,683
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060(a)(e)	14,688	14,691
Progress Residential Trust
Series 2017-SFR1, Class D, 3.57%, 8/17/2034‡(a)	2,000	2,027
Series 2018-SFR3, Class C, 4.18%, 10/17/2035‡(a)	2,000	2,042
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(a)	2,500	2,553
Prosper Marketplace Issuance Trust Series 2019-3A, Class A, 3.19%, 7/15/2025(a)	2,938	2,950
PRPM LLC
Series 2019-3A, Class A1, 3.35%, 7/25/2024(a)(e)	1,266	1,268
Series 2020-4, Class A1, 2.95%, 10/25/2025‡(a)(e)	12,347	12,351
Regional Management Issuance Trust Series 2020-1, Class A, 2.34%, 10/15/2030(a)	6,210	6,240
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	6,592	6,654
Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027(a)	5,260	5,355
Santander Consumer Auto Receivables Trust Series 2020-AA, Class C, 3.71%, 2/17/2026(a)	2,984	3,189
Santander Drive Auto Receivables Trust
Series 2017-3, Class C, 2.76%, 12/15/2022	173	173
Series 2016-3, Class E, 4.29%, 2/15/2024	6,500	6,549
Series 2018-5, Class C, 3.81%, 12/16/2024	6,997	7,077
Series 2020-3, Class C, 1.12%, 1/15/2026	2,365	2,374
Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,821
Santander Retail Auto Lease Trust Series 2019-B, Class A3, 2.30%, 1/20/2023(a)	7,750	7,901
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035(a)	938	980
Series 2019-3A, Class A, 2.34%, 8/20/2036(a)	1,487	1,521
Series 2020-2A, Class A, 1.33%, 7/20/2037(a)	840	843
Series 2020-2A, Class B, 2.32%, 7/20/2037‡(a)	3,287	3,323
Skopos Auto Receivables Trust Series 2019-1A, Class A, 2.90%, 12/15/2022(a)	2,160	2,171
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	8,677	8,628
SoFi Consumer Loan Program LLC
Series 2017-3, Class A, 2.77%, 5/25/2026(a)	937	940
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	3,000	3,079
SoFi Consumer Loan Program Trust
Series 2018-4, Class A, 3.54%, 11/26/2027(a)	414	416
Series 2019-1, Class A, 3.24%, 2/25/2028(a)	790	796
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,560
Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,999
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021(a)	3,783	3,814
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033(a)	5,938	5,939
United Auto Credit Securitization Trust
Series 2018-2, Class D, 4.26%, 5/10/2023(a)	2,031	2,046
Series 2019-1, Class D, 3.47%, 8/12/2024(a)	8,250	8,402
Upstart Securitization Trust
Series 2019-2, Class A, 2.90%, 9/20/2029(a)	3,419	3,443
Series 2019-3, Class A, 2.68%, 1/21/2030(a)	8,546	8,620
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	5,159	5,198
Series 2020-3, Class A, 1.70%, 11/20/2030(a)	9,677	9,708
US Auto Funding LLC
Series 2019-1A, Class A, 3.61%, 4/15/2022(a)	406	407
Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	1,500	1,522

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023(a)	3,574	3,606
Vericrest Opportunity Loan Trust
Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049‡(a)(e)	5,079	5,084
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049(a)(e)	1,442	1,445
Series 2019-NPL8, Class A1A, 3.28%, 11/25/2049‡(a)(e)	2,604	2,610
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(e)	11,421	11,433
Series 2020-NPL5, Class A1A, 2.98%, 3/25/2050‡(a)(e)	5,563	5,566
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	2,976	2,984
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,548
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(a)(e)	6,228	6,234
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049‡(a)(e)	3,859	3,867
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(e)	5,626	5,640
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050‡(a)(e)	8,904	8,906
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050(a)(e)	11,414	11,414
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(a)	2,592	2,655
Westlake Automobile Receivables Trust
Series 2019-1A, Class A2A, 3.06%, 5/16/2022(a)	122	122
Series 2017-2A, Class D, 3.28%, 12/15/2022(a)	983	986
Series 2018-1A, Class D, 3.41%, 5/15/2023(a)	6,930	6,981
Series 2018-3A, Class C, 3.61%, 10/16/2023(a)	4,117	4,165
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	10,530	10,838
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	8,000	8,286
Series 2018-2A, Class C, 3.50%, 1/16/2024(a)	1,933	1,942
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	8,800	9,155
Series 2019-1A, Class D, 3.67%, 3/15/2024(a)	9,000	9,298
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	8,455	8,630
Series 2017-2A, Class E, 4.63%, 7/15/2024(a)	6,000	6,033
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	3,065	3,134
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	5,492	5,659
Series 2020-2A, Class C, 2.01%, 7/15/2025(a)	2,500	2,547
Series 2020-3A, Class C, 1.24%, 11/17/2025(a)	5,000	5,023
World Financial Network Credit Card Master Trust
Series 2018-A, Class A, 3.07%, 12/16/2024	10,351	10,410
Series 2016-A, Class A, 2.03%, 4/15/2025	8,830	8,909
Series 2019-B, Class A, 2.49%, 4/15/2026	13,300	13,723
Series 2019-C, Class A, 2.21%, 7/15/2026	3,090	3,186
World Omni Auto Receivables Trust
Series 2017-B, Class A3, 1.95%, 2/15/2023	563	567
Series 2019-A, Class A3, 3.04%, 5/15/2024	3,435	3,505

TOTAL ASSET-BACKED SECURITIES (Cost $1,328,570)		1,337,740

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.4%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	12	12
Angel Oak Mortgage Trust LLC Series 2020-5, Class A1, 1.37%, 5/25/2065(a)(d)	6,177	6,187
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(a)	4,145	4,157
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	4,254	4,262
Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.65%, 10/25/2033(d)	36	34
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	3
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	23	23

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	31		31
Series 2004-UST1, Class A6, 2.63%, 8/25/2034(d)	137		131
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(d)	2,466		2,495
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67		60
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037(d)	488		228
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	71		76
Series 56, Class Z, 7.50%, 9/20/2026	29		32
FHLMC Employees Pension Plan 0.15%, 10/25/2032(d)	8,286		8,120
FHLMC REMIC Series 3934, Class KB, 5.00%, 10/15/2041	600		714
FHLMC, REMIC
Series 1056, Class KZ, 6.50%, 3/15/2021	—	(f)	—	(f)
Series 1053, Class G, 7.00%, 3/15/2021	—	(f)	—	(f)
Series 1082, Class C, 9.00%, 5/15/2021	—	(f)	—	(f)
Series 1087, Class I, 8.50%, 6/15/2021	—	(f)	—	(f)
Series 1125, Class Z, 8.25%, 8/15/2021	1		1
Series 3925, Class CA, 2.00%, 9/15/2021	282		283
Series 3929, Class DA, 2.00%, 9/15/2021	191		191
Series 1142, Class IA, 7.00%, 10/15/2021	—	(f)	—	(f)
Series 1169, Class G, 7.00%, 11/15/2021	—	(f)	—	(f)
Series 3872, Class ND, 2.00%, 12/15/2021	14		14
Series 2418, Class MF, 6.00%, 2/15/2022	29		29
Series 1343, Class LA, 8.00%, 8/15/2022	2		2
Series 1424, Class F, 1.07%, 11/15/2022(d)	—	(f)	—	(f)
Series 1480, Class LZ, 7.50%, 3/15/2023	13		14
Series 3784, Class F, 0.54%, 7/15/2023(d)	497		496
Series 3784, Class S, IF, IO, 6.46%, 7/15/2023(d)	534		31
Series 3229, Class AF, 0.39%, 8/15/2023(d)	282		282
Series 1560, Class Z, 7.00%, 8/15/2023	37		39
Series 2682, Class JG, 4.50%, 10/15/2023	768		797
Series 2686, Class GC, 5.00%, 10/15/2023	893		931
Series 2790, Class TN, 4.00%, 5/15/2024	104		107
Series 1754, Class Z, 8.50%, 9/15/2024	18		20
Series 1779, Class Z, 8.50%, 4/15/2025	55		63
Series 3763, Class NE, 2.50%, 5/15/2025	146		147
Series 4303, Class VA, 3.50%, 5/15/2025	451		475
Series 2989, Class TG, 5.00%, 6/15/2025	1,554		1,648
Series 2997, Class BC, 5.00%, 6/15/2025	1,961		2,083
Series 3005, Class ED, 5.00%, 7/15/2025	768		815
Series 3973, Class MA, 3.00%, 8/15/2025	87		87
Series 3955, Class WA, 2.50%, 11/15/2025	63		63
Series 3826, Class BK, 3.00%, 3/15/2026	660		688
Series 3945, Class CA, 3.00%, 3/15/2026	399		408
Series 3864, Class PG, 3.50%, 5/15/2026	109		114
Series 3887, Class GM, 4.00%, 7/15/2026(e)	125		134
Series 3903, Class GB, 4.00%, 8/15/2026	683		714
Series 3909, Class HG, 4.00%, 8/15/2026(e)	358		381
Series 1888, Class Z, 7.00%, 8/15/2026	73		80
Series 3936, Class AB, 3.00%, 10/15/2026	701		731
Series 3946, Class BU, 3.00%, 10/15/2026	248		259
Series 3996, Class BA, 1.50%, 2/15/2027	238		241
Series 4015, Class GL, 2.25%, 3/15/2027	217		225
Series 4020, Class N, 3.00%, 3/15/2027	116		122
Series 4054, Class AE, 1.50%, 4/15/2027	458		464
Series 4029, Class LY, 3.00%, 4/15/2027	1,000		1,104
Series 4039, Class AB, 1.50%, 5/15/2027	399		408
Series 4039, Class PB, 1.50%, 5/15/2027	1,064		1,079

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4043, Class PB, 1.50%, 5/15/2027	800	813
Series 4097, Class HJ, 1.50%, 8/15/2027	1,290	1,309
Series 4103, Class HA, 2.50%, 9/15/2027	347	360
Series 4361, Class CA, 2.50%, 9/15/2027	861	893
Series 4257, Class A, 2.50%, 10/15/2027	695	712
Series 4131, Class BC, 1.25%, 11/15/2027	225	228
Series 4129, Class AP, 1.50%, 11/15/2027	1,293	1,309
Series 4286, Class J, 2.50%, 11/15/2027	780	792
Series 4141, Class BI, IO, 2.50%, 12/15/2027	6,066	343
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	1,072
Series 4251, Class KW, 2.50%, 4/15/2028	1,000	1,045
Series 4207, Class JD, 1.50%, 5/15/2028	354	358
Series 4204, Class EG, 1.75%, 5/15/2028	1,894	1,942
Series 4204, Class HA, 2.50%, 5/15/2028	5,245	5,461
Series 4217, Class UD, 1.75%, 6/15/2028	560	569
Series 4085, Class VB, 3.50%, 9/15/2028	2,277	2,386
Series 2090, Class F, 0.34%, 10/15/2028(d)	147	147
Series 4710, Class HV, 3.50%, 11/15/2028	765	776
Series 4304, Class TD, 2.00%, 12/15/2028	2,823	2,900
Series 3523, Class MX, 4.50%, 4/15/2029	149	164
Series 2995, Class FT, 0.39%, 5/15/2029(d)	170	170
Series 4338, Class TH, 2.25%, 5/15/2029	2,418	2,484
Series 4338, Class GE, 2.50%, 5/15/2029	177	184
Series 4564, Class QA, 3.00%, 7/15/2029	7,407	7,756
Series 3976, Class AE, 2.50%, 8/15/2029	19	19
Series 3984, Class EA, 3.50%, 11/15/2029	9	9
Series 3721, Class DG, 2.75%, 9/15/2030	371	387
Series 3775, Class DB, 4.00%, 12/15/2030	582	637
Series 3779, Class LB, 4.00%, 12/15/2030	625	689
Series 2303, Class FY, 0.44%, 4/15/2031(d)	207	207
Series 4051, Class MB, 2.00%, 4/15/2031	329	335
Series 2326, Class ZQ, 6.50%, 6/15/2031	210	236
Series 4252, Class MD, 3.00%, 7/15/2031	132	136
Series 2362, Class F, 0.54%, 9/15/2031(d)	131	131
Series 4254, Class TA, 2.50%, 10/15/2031	1,077	1,112
Series 2500, Class FD, 0.64%, 3/15/2032(d)	235	236
Series 4318, Class KB, 2.50%, 4/15/2032	534	546
Series 4170, Class QE, 2.00%, 5/15/2032	243	250
Series 4094, Class BF, 0.54%, 8/15/2032(d)	600	600
Series 2492, Class GH, 6.00%, 8/15/2032	321	375
Series 4120, Class KA, 1.75%, 10/15/2032	1,033	1,064
Series 4142, Class PG, 2.00%, 12/15/2032	154	159
Series 2711, Class FC, 1.04%, 2/15/2033(d)	1,452	1,481
Series 2602, Class FH, 0.45%, 4/15/2033(d)	281	281
Series 4206, Class DZ, 3.00%, 5/15/2033	1,410	1,464
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,177
Series 2617, Class Z, 5.50%, 5/15/2033	128	146
Series 2662, Class MT, 4.50%, 8/15/2033	132	143
Series 4620, IO, 5.00%, 9/15/2033	487	84
Series 2686, Class KZ, 4.50%, 10/15/2033	1,577	1,729
Series 2693, Class Z, 5.50%, 10/15/2033	234	270
Series 3005, Class PV, IF, 12.51%, 10/15/2033(d)	8	10
Series 2727, Class PM, 4.50%, 1/15/2034	1,358	1,521
Series 2736, Class PE, 5.00%, 1/15/2034	5,146	5,871
Series 2806, Class FA, 1.14%, 2/15/2034(d)	403	412
Series 2989, Class MU, IF, IO, 6.86%, 7/15/2034(d)	1,865	316
Series 3204, Class ZM, 5.00%, 8/15/2034	829	946
Series 2963, Class ZG, 5.00%, 11/15/2034	748	864

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2953, Class MF, 0.44%, 12/15/2034(d)	130	130
Series 2898, Class PG, 5.00%, 12/15/2034	1,048	1,204
Series 3003, Class LD, 5.00%, 12/15/2034	174	201
Series 2901, Class S, IF, 9.93%, 12/15/2034(d)	409	517
Series 4265, Class FD, 0.54%, 1/15/2035(d)	454	457
Series 2933, Class EM, 5.50%, 1/15/2035	112	125
Series 2929, Class PG, 5.00%, 2/15/2035	132	151
Series 2941, Class Z, 4.50%, 3/15/2035	1,014	1,117
Series 2953, Class PG, 5.50%, 3/15/2035	468	548
Series 2973, Class EB, 5.50%, 4/15/2035	3,247	3,464
Series 2976, Class HZ, 4.50%, 5/15/2035	430	469
Series 2996, Class PB, 5.50%, 5/15/2035	2,597	2,821
Series 3002, Class BN, 5.00%, 7/15/2035	382	436
Series 3013, Class HZ, 5.00%, 8/15/2035	1,297	1,505
Series 3036, Class NE, 5.00%, 9/15/2035	157	181
Series 3101, Class UZ, 6.00%, 1/15/2036	288	342
Series 3174, Class LF, 0.49%, 5/15/2036(d)	384	385
Series 3662, Class ZB, 5.50%, 8/15/2036	235	276
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	7,059
Series 3704, Class DC, 4.00%, 11/15/2036	915	947
Series 3688, Class NB, 4.50%, 11/15/2036	998	1,124
Series 3855, Class AM, 6.50%, 11/15/2036	3,129	3,608
Series 3249, Class CL, 4.25%, 12/15/2036	2,735	2,944
Series 3258, Class PM, 5.50%, 12/15/2036	683	785
Series 4279, Class JA, 3.00%, 2/15/2037	692	702
Series 4181, Class LA, 3.00%, 3/15/2037	211	211
Series 3305, Class IW, IF, IO, 6.31%, 4/15/2037(d)	462	50
Series 3318, Class HF, 0.40%, 5/15/2037(d)	615	614
Series 3326, Class FG, 0.49%, 6/15/2037(d)	924	929
Series 3724, Class CM, 5.50%, 6/15/2037	478	545
Series 3351, Class ZC, 5.50%, 7/15/2037	1,822	2,131
Series 3420, Class EI, IO, 1.12%, 8/15/2037(e)	5,183	270
Series 3805, Class PA, 4.50%, 10/15/2037	170	172
Series 3429, Class S, IF, IO, 6.68%, 3/15/2038(d)	713	162
Series 3459, Class MB, 5.00%, 6/15/2038	164	187
Series 3575, Class ZA, 5.00%, 6/15/2038	6,168	7,135
Series 4378, Class BM, 2.50%, 11/15/2038	408	411
Series 4290, Class CA, 3.50%, 12/15/2038	299	304
Series 4085, Class FB, 0.54%, 1/15/2039(d)	104	104
Series 3546, Class A, 2.35%, 2/15/2039(d)	664	688
Series 4061, Class CF, 0.49%, 3/15/2039(d)	146	146
Series 3540, Class A, 5.00%, 5/15/2039	486	532
Series 4428, Class LA, 3.00%, 6/15/2039	1,544	1,609
Series 4346, Class A, 3.50%, 7/15/2039	145	155
Series 3597, Class HM, 4.50%, 8/15/2039	403	434
Series 3569, Class NY, 5.00%, 8/15/2039	863	987
Series 4209, Class A, 4.00%, 9/15/2039	144	145
Series 3572, Class JS, IF, IO, 6.66%, 9/15/2039(d)	619	103
Series 3962, Class FB, 0.64%, 10/15/2039(d)	53	53
Series 4212, Class LA, 3.00%, 10/15/2039	1,170	1,196
Series 3585, Class KW, 4.50%, 10/15/2039	2,601	2,900
Series 3768, Class MB, 4.00%, 12/15/2039	191	198
Series 3910, Class CT, 4.00%, 12/15/2039	166	170
Series 3609, Class SA, IF, IO, 6.20%, 12/15/2039(d)	3,018	532
Series 4329, Class KA, 3.00%, 1/15/2040	746	757
Series 4327, Class A, 4.00%, 2/15/2040	21	21
Series 3632, Class PK, 5.00%, 2/15/2040	661	739
Series 4352, Class A, 3.00%, 4/15/2040	258	262

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3656, Class PM, 5.00%, 4/15/2040	3,907	4,495
Series 3819, Class G, 4.00%, 6/15/2040	105	110
Series 3786, Class NA, 4.50%, 7/15/2040	187	198
Series 3960, Class FJ, 0.49%, 8/15/2040(d)	106	107
Series 3726, Class PA, 3.00%, 8/15/2040	467	487
Series 4655, Class DJ, 3.00%, 10/15/2040	3,737	4,039
Series 4088, Class LE, 4.00%, 10/15/2040	1,135	1,169
Series 3803, Class FY, 0.54%, 1/15/2041(d)	173	174
Series 4080, Class DA, 2.00%, 3/15/2041	507	524
Series 4288, Class JZ, 2.50%, 3/15/2041	1,036	1,051
Series 3844, Class FA, 0.59%, 4/15/2041(d)	378	381
Series 3862, Class GA, 4.00%, 4/15/2041	383	425
Series 4074, Class PA, 3.00%, 5/15/2041	2,405	2,499
Series 4050, Class BA, 3.50%, 5/15/2041	3,568	3,685
Series 4229, Class MA, 3.50%, 5/15/2041	10,580	11,111
Series 3859, Class JB, 5.00%, 5/15/2041	551	618
Series 4150, Class JE, 2.00%, 6/15/2041	1,451	1,490
Series 3939, Class BZ, 4.50%, 6/15/2041	4,117	4,361
Series 4150, Class FN, 0.44%, 7/15/2041(d)	686	687
Series 4105, Class HA, 2.00%, 7/15/2041	2,265	2,320
Series 4150, Class FY, 0.44%, 8/15/2041(d)	673	674
Series 4152, Class LE, 1.75%, 8/15/2041	6,971	7,068
Series 4143, Class NA, 2.50%, 8/15/2041	6,676	6,926
Series 3952, Class BQ, 2.00%, 10/15/2041	7,030	7,188
Series 3947, Class BH, 2.50%, 10/15/2041	7,622	8,014
Series 3966, Class VZ, 4.00%, 12/15/2041	1,435	1,568
Series 4550, Class NA, 3.00%, 1/15/2042	1,884	1,939
Series 4122, Class PA, 1.50%, 2/15/2042	513	523
Series 4215, Class NA, 3.00%, 4/15/2042	268	281
Series 4499, Class AB, 3.00%, 6/15/2042	1,853	1,896
Series 4143, Class AE, 2.00%, 9/15/2042	2,932	3,024
Series 4778, Class EA, 4.00%, 10/15/2042	1,633	1,645
Series 4136, Class EZ, 3.00%, 11/15/2042	421	418
Series 4158, Class TC, 1.75%, 12/15/2042	448	456
Series 4247, Class AK, 4.50%, 12/15/2042	965	1,025
Series 4158, Class LD, 2.00%, 1/15/2043	942	980
Series 4763, Class DA, 4.00%, 1/15/2043	3,023	3,042
Series 4763, Class DN, 4.00%, 1/15/2043	3,779	3,803
Series 4163, Class YZ, 2.50%, 2/15/2043	456	456
Series 4795, Class MP, 3.50%, 5/15/2043	3,067	3,146
Series 4314, Class LP, 3.50%, 7/15/2043	156	165
Series 4492, Class MA, 4.00%, 7/15/2043	2,907	3,026
Series 4655, Class WA, 3.50%, 8/15/2043	567	580
Series 4311, Class ED, 2.75%, 9/15/2043	448	459
Series 4480, Class LA, 3.50%, 9/15/2043	719	754
Series 4450, Class NH, 2.00%, 10/15/2043	970	979
Series 4330, Class PE, 3.00%, 11/15/2043	466	487
Series 4286, Class MP, 4.00%, 12/15/2043	633	693
Series 4316, Class DZ, 3.00%, 3/15/2044	3,053	3,382
Series 4338, Class A, 2.50%, 5/15/2044	885	926
Series 4505, Class P, 3.50%, 5/15/2044	2,176	2,339
Series 4360, Class PZ, 3.00%, 7/15/2044	3,503	3,582
Series 4800, Class UA, 3.50%, 12/15/2044	169	170
Series 4425, Class TA, 2.00%, 1/15/2045	795	808
Series 4550, Class TA, 2.00%, 1/15/2045	13,968	14,299
Series 4753, Class DA, 4.00%, 4/15/2045	2,809	2,865
Series 4664, Class PH, 3.50%, 5/15/2045	2,519	2,649
Series 4759, Class MA, 3.00%, 9/15/2045	366	376

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4591, Class QE, 2.75%, 4/15/2046	705		723
Series 4714, Class PA, 3.00%, 11/15/2046	3,921		4,126
Series 4830, Class AP, 4.00%, 2/15/2047	2,445		2,606
Series 4675, Class EZ, 3.50%, 4/15/2047	1,473		1,649
Series 4682, Class LC, 2.50%, 5/15/2047	1,531		1,582
Series 4740, Class JA, 3.00%, 10/15/2047	4,826		5,022
Series 4941, Class NP, 2.50%, 5/25/2049	1,887		1,964
Series 4922, Class GE, 2.50%, 7/25/2049	2,933		3,014
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	368		390
Series 218, PO, 2/1/2032	139		134
Series 290, Class 200, 2.00%, 11/15/2032	776		802
Series 277, Class 30, 3.00%, 9/15/2042	5,114		5,437
FNMA, REMIC
Series 2011-17, Class CJ, 2.75%, 3/25/2021	4		4
Series 2011-66, Class QA, 3.50%, 7/25/2021	19		19
Series 2011-104, Class DC, 1.50%, 10/25/2021	44		44
Series G92-19, Class M, 8.50%, 4/25/2022	10		10
Series G92-40, Class ZC, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	1		1
Series G92-35, Class EA, 8.00%, 7/25/2022	25		26
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1992-131, Class KB, 8.00%, 8/25/2022	97		101
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	—	(f)
Series 1992-185, Class L, 8.00%, 10/25/2022	101		106
Series G92-64, Class J, 8.00%, 11/25/2022	219		228
Series G92-66, Class K, 8.00%, 12/25/2022	97		101
Series 2011-116, Class VA, 3.50%, 2/25/2023	446		450
Series 1997-44, Class N, PO, 6/25/2023	68		68
Series 1993-216, Class E, PO, 8/25/2023	36		35
Series 1993-235, Class G, PO, 9/25/2023	3		3
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(d)	—	(f)	1
Series 2003-106, Class WG, 4.50%, 11/25/2023	1,861		1,931
Series 1993-226, Class PK, 6.00%, 12/25/2023	116		121
Series 1994-15, Class ZK, 5.50%, 2/25/2024	263		277
Series 1994-43, Class PK, 6.35%, 2/25/2024	116		123
Series 2001-40, PO, 4/25/2024	49		48
Series G94-6, Class PJ, 8.00%, 5/17/2024	98		104
Series 2013-52, Class PV, 3.00%, 10/25/2024	1,870		1,928
Series 2010-38, Class B, 4.00%, 4/25/2025	243		252
Series 2011-26, Class EG, 3.00%, 6/25/2025	559		562
Series 2011-141, Class CA, 2.00%, 12/25/2025	559		564
Series 2011-17, Class GD, 3.50%, 2/25/2026	107		109
Series 2011-48, Class CN, 4.00%, 6/25/2026(e)	116		126
Series 2011-61, Class B, 3.00%, 7/25/2026	649		677
Series 2011-72, Class KB, 3.50%, 8/25/2026	880		923
Series 2013-100, Class VW, 3.00%, 11/25/2026	1,231		1,280
Series 2012-32, Class DE, 3.00%, 12/25/2026	325		337
Series 2015-96, Class EA, 3.00%, 12/25/2026	516		555
Series 2012-26, Class CA, 2.50%, 3/25/2027	1,199		1,233
Series 2012-53, Class BK, 1.75%, 5/25/2027	3,546		3,622
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	10,010		610
Series 2012-102, Class GA, 1.38%, 9/25/2027	2,810		2,848
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	4,596		337
Series 2020-9, Class D, 6.50%, 9/25/2027	2,625		2,812
Series 2012-127, Class AC, 1.50%, 11/25/2027	918		933
Series 2012-124, Class HG, 2.00%, 11/25/2027	565		583
Series 2013-5, Class DA, 1.50%, 2/25/2028	617		624
Series 2014-26, Class HC, 2.50%, 2/25/2028	245		250
Series 2013-13, Class KD, 1.50%, 3/25/2028	445		464

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2008-72, IO, 5.00%, 8/25/2028	64	3
Series 2013-137, Class BA, 1.50%, 1/25/2029	774	782
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,208	1,328
Series 2009-58, Class B, 4.50%, 8/25/2029	1,583	1,709
Series 2010-14, Class AC, 4.00%, 3/25/2030	336	364
Series 2013-101, Class HA, 3.00%, 10/25/2030	184	189
Series 2012-14, Class EA, 2.50%, 12/25/2030	89	91
Series 2012-20, Class BD, 2.00%, 1/25/2031	4,717	4,843
Series 2020-6, Class VA, 3.00%, 6/25/2031	1,440	1,460
Series 2001-38, Class EA, PO, 8/25/2031	71	69
Series 2015-89, Class KE, 2.00%, 11/25/2031	184	189
Series 2012-98, Class QG, 1.75%, 1/25/2032	1,049	1,073
Series 2001-81, Class HE, 6.50%, 1/25/2032	2,979	3,536
Series 2002-34, Class FA, 0.64%, 5/18/2032(d)	168	169
Series 2016-12, Class EG, 2.00%, 5/25/2032	1,850	1,895
Series 2013-109, Class BA, 3.00%, 10/25/2032	1,242	1,309
Series 2002-64, Class PG, 5.50%, 10/25/2032	2,382	2,749
Series 2004-61, Class FH, 0.95%, 11/25/2032(d)	1,278	1,298
Series 2002-77, Class TF, 1.14%, 12/18/2032(d)	241	246
Series 2002-77, Class QG, 5.50%, 12/25/2032	590	668
Series 2002-84, Class DZ, 5.50%, 12/25/2032	360	420
Series 2012-148, Class CK, 1.75%, 1/25/2033	1,851	1,921
Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,374	1,583
Series 2003-7, Class FB, 0.90%, 2/25/2033(d)	356	360
Series 2013-18, Class TG, 2.00%, 2/25/2033	772	795
Series 2019-66, Class MA, 3.00%, 2/25/2033	8,157	8,322
Series 2013-116, Class CE, 3.00%, 4/25/2033	2,678	2,781
Series 2013-31, Class NL, 4.00%, 4/25/2033	723	821
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	241	41
Series 2003-63, Class A7, 5.50%, 6/25/2033	3,036	3,299
Series 2003-49, IO, 6.50%, 6/25/2033	342	63
Series 2003-58, Class GL, 3.50%, 7/25/2033	179	191
Series 2013-133, Class WA, 3.00%, 8/25/2033	4,383	4,563
Series 2003-84, Class PZ, 5.00%, 9/25/2033	97	111
Series 2013-119, Class VA, 3.00%, 10/25/2033	2,519	2,617
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,981	2,329
Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,127
Series 2004-60, Class LB, 5.00%, 4/25/2034	73	74
Series 2004-38, Class AO, PO, 5/25/2034	3,488	3,284
Series 2004-72, Class F, 0.65%, 9/25/2034(d)	213	215
Series 2004-91, Class BR, 5.50%, 12/25/2034	100	116
Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,401	1,667
Series 2005-5, Class PA, 5.00%, 1/25/2035	591	647
Series 2004-101, Class AR, 5.50%, 1/25/2035	19	21
Series 2005-27, Class HZ, 5.00%, 4/25/2035	2,804	3,203
Series 2005-31, Class PB, 5.50%, 4/25/2035	1,430	1,631
Series 2005-38, Class FK, 0.45%, 5/25/2035(d)	671	665
Series 2015-41, Class CA, 3.00%, 6/25/2035	938	1,002
Series 2005-66, Class PF, 0.40%, 7/25/2035(d)	233	233
Series 2005-55, Class PN, 5.50%, 7/25/2035	3,079	3,580
Series 2005-64, Class PL, 5.50%, 7/25/2035	107	121
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035(d)	298	351
Series 2006-4, Class PB, 6.00%, 9/25/2035	1,228	1,321
Series 2010-39, Class FT, 1.10%, 10/25/2035(d)	1,028	1,053
Series 2005-88, Class ZC, 5.00%, 10/25/2035	3,162	3,610
Series 2007-109, Class VZ, 5.00%, 10/25/2035	2,690	3,067
Series 2005-84, Class MB, 5.75%, 10/25/2035	1,465	1,645
Series 2013-114, Class JA, 3.00%, 11/25/2035	265	275

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-87, Class TB, 4.00%, 11/25/2035	7,569	8,484
Series 2005-101, Class B, 5.00%, 11/25/2035	1,511	1,736
Series 2005-99, Class AF, 0.50%, 12/25/2035(d)	156	157
Series 2014-88, Class ER, 2.50%, 2/25/2036	135	141
Series 2006-16, Class FC, 0.45%, 3/25/2036(d)	149	149
Series 2006-14, Class DB, 5.50%, 3/25/2036	581	669
Series 2006-27, Class BF, 0.45%, 4/25/2036(d)	288	289
Series 2006-46, Class FW, 0.55%, 6/25/2036(d)	425	426
Series 2006-42, Class PF, 0.56%, 6/25/2036(d)	331	333
Series 2006-50, Class PE, 5.00%, 6/25/2036	547	626
Series 2009-71, Class JT, 6.00%, 6/25/2036	300	356
Series 2006-101, Class FC, 0.45%, 7/25/2036(d)	358	358
Series 2006-101, Class FD, 0.45%, 7/25/2036(d)	229	229
Series 2006-56, Class DC, 0.80%, 7/25/2036(d)	398	399
Series 2006-58, Class ST, IF, IO, 7.00%, 7/25/2036(d)	355	76
Series 2014-23, Class PA, 3.50%, 8/25/2036	1,616	1,622
Series 2007-1, Class NF, 0.40%, 2/25/2037(d)	564	564
Series 2007-16, Class FC, 0.90%, 3/25/2037(d)	26	27
Series 2007-22, Class SC, IF, IO, 5.93%, 3/25/2037(d)	38	2
Series 2007-33, Class MS, IF, IO, 6.44%, 4/25/2037(d)	1,998	332
Series 2011-71, Class FB, 0.65%, 5/25/2037(d)	429	430
Series 2007-57, Class ZE, 4.75%, 5/25/2037	689	736
Series 2007-54, Class FA, 0.55%, 6/25/2037(d)	211	213
Series 2013-55, Class BA, 3.00%, 6/25/2037	741	748
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	3,153	3,694
Series 2008-93, Class AM, 5.50%, 6/25/2037	191	197
Series 2008-5, Class PE, 5.00%, 8/25/2037	152	174
Series 2007-85, Class SH, IF, IO, 6.35%, 9/25/2037(d)	1,279	122
Series 2013-74, Class HP, 3.00%, 10/25/2037	369	375
Series 2013-83, Class CA, 3.50%, 10/25/2037	17	17
Series 2010-68, Class DA, 4.50%, 10/25/2037	37	37
Series 2013-88, Class EA, 3.00%, 11/25/2037	887	896
Series 2007-117, Class FM, 0.85%, 1/25/2038(d)	248	253
Series 2007-117, Class MF, 0.85%, 1/25/2038(d)	465	475
Series 2008-24, Class PF, 0.80%, 2/25/2038(d)	208	210
Series 2012-22, Class DA, 2.00%, 3/25/2038	1,752	1,761
Series 2008-18, Class SE, IF, IO, 6.12%, 3/25/2038(d)	138	18
Series 2010-149, Class LB, 4.00%, 4/25/2038	205	206
Series 2008-25, Class DZ, 5.75%, 4/25/2038	555	644
Series 2010-136, Class CA, 2.00%, 6/25/2038	819	819
Series 2013-139, Class EA, 3.00%, 8/25/2038	1,170	1,176
Series 2013-96, Class YA, 3.50%, 9/25/2038	1,088	1,130
Series 2008-83, Class CA, 6.00%, 9/25/2038	730	861
Series 2011-48, Class HC, 3.00%, 10/25/2038	216	219
Series 2013-92, Class A, 3.50%, 12/25/2038	1,720	1,736
Series 2013-15, Class EF, 0.50%, 3/25/2039(d)	176	176
Series 2012-56, Class FG, 0.65%, 3/25/2039(d)	136	137
Series 2010-134, Class DJ, 2.25%, 3/25/2039	1,352	1,368
Series 2011-104, Class KE, 2.50%, 3/25/2039	49	50
Series 2011-104, Class KY, 4.00%, 3/25/2039	237	248
Series 2012-89, Class FD, 0.60%, 4/25/2039(d)	875	876
Series 2009-29, Class LA, 1.38%, 5/25/2039(d)	1,452	1,468
Series 2009-62, Class HJ, 6.00%, 5/25/2039	379	407
Series 2012-73, Class LF, 0.60%, 6/25/2039(d)	169	169
Series 2013-25, Class DC, 2.50%, 6/25/2039	839	869
Series 2012-14, Class DA, 2.00%, 7/25/2039	26	26
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,903	2,172
Series 2009-70, Class FA, 1.35%, 9/25/2039(d)	165	166

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-82, Class LA, 3.00%, 9/25/2039	686	691
Series 2009-73, Class HJ, 6.00%, 9/25/2039	199	230
Series 2010-118, Class EF, 0.60%, 10/25/2039(d)	219	219
Series 2009-86, Class PE, 5.00%, 10/25/2039	4,730	5,443
Series 2013-125, Class AB, 4.00%, 11/25/2039	400	446
Series 2009-87, Class B, 4.50%, 11/25/2039	2,635	2,900
Series 2012-118, Class BE, 2.00%, 12/25/2039	1,651	1,669
Series 2009-112, Class SW, IF, IO, 6.10%, 1/25/2040(d)	3,784	567
Series 2013-1, Class BA, 3.00%, 2/25/2040	1,904	1,947
Series 2010-35, Class KF, 0.65%, 4/25/2040(d)	556	559
Series 2011-4, Class PK, 3.00%, 4/25/2040	1,705	1,759
Series 2010-37, Class CY, 5.00%, 4/25/2040	88	101
Series 2011-3, Class KA, 5.00%, 4/25/2040	552	586
Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,643	1,887
Series 2011-21, Class PA, 4.50%, 5/25/2040	1,485	1,593
Series 2010-43, Class HJ, 5.50%, 5/25/2040	274	322
Series 2010-58, Class FA, 0.70%, 6/25/2040(d)	531	537
Series 2010-58, Class FY, 0.88%, 6/25/2040(d)	231	236
Series 2012-63, Class MA, 4.00%, 6/25/2040	1,159	1,212
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,378	1,557
Series 2015-15, Class EH, 2.50%, 8/25/2040	231	232
Series 2016-66, Class DE, 2.00%, 9/25/2040	2,155	2,164
Series 2010-109, Class M, 3.00%, 9/25/2040	2,174	2,305
Series 2012-44, Class LA, 3.50%, 9/25/2040	127	128
Series 2012-9, Class YF, 0.55%, 11/25/2040(d)	224	225
Series 2013-106, Class GA, 2.50%, 11/25/2040	189	193
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	1,329	94
Series 2015-44, Class J, 3.50%, 12/25/2040	63	65
Series 2012-70, Class HP, 2.00%, 1/25/2041	4,619	4,749
Series 2010-154, Class MW, 3.50%, 1/25/2041	6,593	7,243
Series 2011-18, Class KY, 4.00%, 3/25/2041	1,184	1,333
Series 2013-15, Class CP, 1.75%, 4/25/2041	5,966	6,075
Series 2014-70, Class CW, 3.00%, 4/25/2041	10,000	10,467
Series 2011-35, Class PE, 4.00%, 4/25/2041	3,609	3,942
Series 2013-96, Class CA, 4.00%, 4/25/2041	971	1,002
Series 2011-53, Class FT, 0.73%, 6/25/2041(d)	201	204
Series 2011-52, Class GB, 5.00%, 6/25/2041	162	186
Series 2013-77, Class EP, 2.50%, 7/25/2041	2,994	3,074
Series 2012-16, Class WH, 4.00%, 7/25/2041	187	192
Series 2011-128, Class KP, 4.50%, 7/25/2041	148	159
Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,086	1,222
Series 2012-147, Class NE, 1.75%, 8/25/2041	4,384	4,441
Series 2012-14, Class PA, 2.00%, 8/25/2041	472	486
Series 2013-72, Class LY, 3.50%, 8/25/2041	1,156	1,217
Series 2013-5, Class AE, 1.75%, 9/25/2041	5,650	5,723
Series 2015-45, Class GA, 2.50%, 9/25/2041	1,315	1,345
Series 2013-126, Class CA, 4.00%, 9/25/2041	601	651
Series 2011-123, Class BP, 2.00%, 10/25/2041	8,617	8,789
Series 2011-141, Class MA, 3.50%, 10/25/2041	1,289	1,380
Series 2013-100, Class MP, 4.50%, 11/25/2041	6,253	6,757
Series 2012-64, Class PK, 4.50%, 12/25/2041	4,005	4,256
Series 2012-113, Class DC, 2.25%, 1/25/2042	408	421
Series 2012-27, Class PL, 2.00%, 2/25/2042	439	453
Series 2012-139, Class NY, 5.00%, 2/25/2042	2,653	2,956
Series 2012-133, Class AP, 1.75%, 3/25/2042	6,811	6,902
Series 2012-100, Class TL, 4.00%, 4/25/2042	495	537
Series 2012-80, Class EB, 4.50%, 4/25/2042	3,887	4,106
Series 2013-9, Class CB, 5.50%, 4/25/2042	4,525	5,226

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2012-128, Class VF, 0.40%, 6/25/2042(d)	866		866
Series 2017-4, Class CH, 3.00%, 6/25/2042	1,430		1,440
Series 2013-96, Class FY, 0.50%, 7/25/2042(d)	327		330
Series 2012-144, Class HP, 1.75%, 7/25/2042	742		768
Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,280		1,335
Series 2013-34, Class PC, 2.50%, 8/25/2042	893		932
Series 2012-94, Class K, 2.00%, 9/25/2042	2,325		2,392
Series 2012-112, Class DA, 3.00%, 10/25/2042	4,506		4,824
Series 2013-81, Class NC, 3.00%, 10/25/2042	1,096		1,152
Series 2013-72, Class AF, 0.40%, 11/25/2042(d)	132		132
Series 2012-128, Class BA, 1.50%, 11/25/2042	8,063		8,236
Series 2018-22, Class DE, 3.50%, 11/25/2042	385		387
Series 2013-6, Class HD, 1.50%, 12/25/2042	1,002		1,011
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100		6,695
Series 2013-61, Class BA, 3.00%, 1/25/2043	3,018		3,161
Series 2013-58, Class FP, 0.40%, 2/25/2043(d)	1,233		1,232
Series 2013-10, Class PA, 1.50%, 2/25/2043	1,506		1,520
Series 2013-100, Class PL, 4.50%, 3/25/2043	1,213		1,358
Series 2013-64, Class PF, 0.40%, 4/25/2043(d)	960		959
Series 2013-66, Class LB, 1.50%, 4/25/2043	153		155
Series 2017-46, Class MG, 3.00%, 4/25/2043	1,904		1,951
Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,844		8,893
Series 2018-38, Class EC, 4.00%, 4/25/2043	33		34
Series 2014-3, Class BL, 2.50%, 6/25/2043	181		185
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000		2,197
Series 2014-32, Class DK, 3.00%, 8/25/2043	601		627
Series 2013-92, Class DE, 4.00%, 9/25/2043	600		722
Series 2014-15, Class AC, 3.50%, 4/25/2044	7,887		8,771
Series 2017-74, Class KA, 3.00%, 11/25/2044	1,564		1,606
Series 2016-100, Class P, 3.50%, 11/25/2044	172		181
Series 2015-33, Class DT, 2.50%, 6/25/2045	946		996
Series 2015-33, Class P, 2.50%, 6/25/2045	2,048		2,152
Series 2017-18, Class DA, 3.00%, 8/25/2045	3,286		3,429
Series 2016-84, Class LA, 3.00%, 12/25/2045	2,177		2,284
Series 2016-2, Class GA, 3.00%, 2/25/2046	3,046		3,260
Series 2020-3, Class AB, 3.00%, 2/25/2046	3,939		3,964
Series 2017-15, Class PE, 3.50%, 4/25/2046	2,576		2,771
Series 2016-80, Class JP, 3.00%, 11/25/2046	1,041		1,098
Series 2017-85, Class HA, 3.00%, 12/25/2046	2,522		2,731
Series 2017-10, Class FA, 0.55%, 3/25/2047(d)	438		440
Series 2017-11, Class PH, 2.50%, 3/25/2047	715		749
Series 2018-37, Class BC, 3.50%, 12/25/2047	1,420		1,486
Series 2019-17, Class KA, 3.50%, 4/25/2048	1,602		1,648
Series 2019-65, Class PA, 2.50%, 5/25/2048	363		381
Series 2019-11, Class EA, 3.00%, 5/25/2048	2,459		2,559
Series 2018-87, Class BA, 4.00%, 7/25/2048	1,559		1,629
Series 2020-49, Class GA, 1.50%, 2/25/2049	7,173		7,271
Series 2020-49, Class GC, 2.00%, 2/25/2049	7,167		7,356
Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,329		4,107
Series 2019-25, Class GQ, 3.50%, 6/25/2049	6,113		6,323
Series 2019-72, Class KA, 2.50%, 9/25/2049	1,054		1,080
Series 2020-15, Class EA, 2.00%, 10/25/2049	3,193		3,223
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000		1,045
Series 2020-7, Class DZ, 3.00%, 2/25/2050	1,538		1,593
Series 2020-10, Class Q, 3.00%, 3/25/2050	10,656		11,238
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(f)	—	(f)
FNMA, REMIC, Whole Loan
Series 2007-106, Class A7, 6.21%, 10/25/2037(d)	282		325
Series 2001-50, Class BA, 7.00%, 10/25/2041	111		128

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, STRIPS
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(f)	—	(f)
Series 289, Class 1, PO, 11/25/2027	135		131
Series 334, Class 17, IO, 6.50%, 2/25/2033(d)	215		41
Series 334, Class 9, IO, 6.00%, 3/25/2033	483		89
Series 334, Class 13, IO, 6.00%, 3/25/2033(d)	187		32
Series 356, Class 16, IO, 5.50%, 6/25/2035(d)	151		25
Series 359, Class 16, IO, 5.50%, 10/25/2035(d)	144		25
Series 369, Class 19, IO, 6.00%, 10/25/2036(d)	144		28
Series 369, Class 26, IO, 6.50%, 10/25/2036(d)	98		21
Series 386, Class 20, IO, 6.50%, 8/25/2038(d)	225		43
Series 394, Class C3, IO, 6.50%, 9/25/2038	447		92
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.41%, 11/25/2046(d)	1,991		1,967
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	497		513
Series 2011-155, Class A, 3.00%, 11/20/2026	151		158
Series 2011-158, Class AB, 3.00%, 11/20/2026	463		479
Series 2012-3, Class AK, 3.00%, 1/16/2027	2,204		2,306
Series 2012-32, Class EG, 3.00%, 3/16/2027	1,040		1,084
Series 2013-75, Class AC, 1.50%, 5/20/2028	2,086		2,122
Series 2003-11, PO, 2/16/2033	85		85
Series 2003-11, Class FC, 0.64%, 2/16/2033(d)	240		240
Series 2003-50, Class F, 0.44%, 5/16/2033(d)	199		199
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	227		20
Series 2006-26, Class S, IF, IO, 6.35%, 6/20/2036(d)	5,382		807
Series 2007-16, Class KU, IF, IO, 6.50%, 4/20/2037(d)	3,399		606
Series 2009-106, Class XL, IF, IO, 6.60%, 6/20/2037(d)	3,180		604
Series 2013-23, Class BP, 3.00%, 9/20/2037	784		808
Series 2010-143, Class PH, 3.00%, 11/16/2037	69		70
Series 2008-75, Class SP, IF, IO, 7.32%, 8/20/2038(d)	1,087		145
Series 2009-14, Class SA, IF, IO, 5.93%, 3/20/2039(d)	3,381		343
Series 2009-14, Class KS, IF, IO, 6.15%, 3/20/2039(d)	1,402		199
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	412		88
Series 2018-63, Class EC, 3.00%, 6/20/2039	864		872
Series 2009-75, Class NB, 4.50%, 6/20/2039	204		218
Series 2010-144, Class DA, 4.00%, 9/16/2039	98		102
Series 2013-117, Class A, 2.50%, 10/20/2039	807		815
Series 2013-167, Class EP, 2.50%, 11/20/2039	1,097		1,114
Series 2011-26, Class PA, 4.00%, 7/20/2040	102		107
Series 2013-71, Class NA, 2.50%, 8/20/2041	140		145
Series 2015-116, Class A, 2.50%, 3/20/2042	1,685		1,738
Series 2012-96, Class WP, 6.50%, 8/16/2042	4,286		5,140
Series 2012-127, Class PA, 2.00%, 9/16/2042	2,283		2,370
Series 2013-42, Class ND, 1.75%, 11/20/2042	329		335
Series 2013-28, Class DE, 1.75%, 12/20/2042	574		589
Series 2014-12, Class ZA, 3.00%, 1/20/2044	19,635		21,309
Series 2018-29, Class LC, 3.00%, 4/20/2044	1,573		1,589
Series 2015-57, Class AB, 2.00%, 4/20/2045	5,218		5,345
Series 2015-80, Class CP, 4.50%, 6/20/2045	773		854
Series 2015-80, Class CQ, 5.00%, 6/20/2045	558		622
Series 2016-79, Class LA, 3.00%, 9/20/2045	2,822		2,870
Series 2018-124, Class BY, 4.00%, 11/20/2046	4,404		4,503
Series 2018-168, Class NA, 3.00%, 12/20/2046	2,505		2,629
Series 2017-149, Class DA, 2.50%, 6/20/2047	4,639		4,905
Series 2019-74, Class AT, 3.00%, 6/20/2049	940		1,012
Series 2020-83, Class KP, 3.00%, 6/20/2050	1,574		1,604
Series 2010-H26, Class LF, 0.49%, 8/20/2058(d)	315		315
Series 2010-H03, Class FA, 0.71%, 3/20/2060(d)	4,304		4,317

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2011-H07, Class FA, 0.64%, 2/20/2061(d)	5,438		5,446
Series 2011-H08, Class FA, 0.74%, 2/20/2061(d)	3,339		3,352
Series 2011-H11, Class FA, 0.64%, 3/20/2061(d)	570		571
Series 2011-H11, Class FB, 0.64%, 4/20/2061(d)	523		524
Series 2011-H21, Class FA, 0.74%, 10/20/2061(d)	338		339
Series 2013-H05, Class FB, 0.54%, 2/20/2062(d)	648		648
Series 2012-H14, Class NA, 2.00%, 6/20/2062	—	(f)	—	(f)
Series 2012-H14, Class FK, 0.72%, 7/20/2062(d)	506		507
Series 2012-H18, Class NA, 0.66%, 8/20/2062(d)	347		348
Series 2012-H20, Class BA, 0.70%, 9/20/2062(d)	917		919
Series 2012-H29, Class FA, 0.65%, 10/20/2062(d)	183		183
Series 2012-H23, Class WA, 0.66%, 10/20/2062(d)	409		410
Series 2012-H30, Class GA, 0.49%, 12/20/2062(d)	401		401
Series 2013-H08, Class FA, 0.49%, 3/20/2063(d)	748		748
Series 2013-H11, Class FA, 0.59%, 4/20/2063(d)	628		628
Series 2013-H14, Class FG, 0.61%, 5/20/2063(d)	189		189
Series 2013-H19, Class FC, 0.74%, 8/20/2063(d)	5,576		5,591
Series 2014-H05, Class FB, 0.74%, 12/20/2063(d)	787		790
Series 2014-H02, Class FB, 0.79%, 12/20/2063(d)	2,612		2,625
Series 2014-H14, Class GF, 0.61%, 7/20/2064(d)	425		426
Series 2014-H16, Class FL, 0.63%, 7/20/2064(d)	1,030		1,029
Series 2014-H21, Class FA, 0.79%, 10/20/2064(d)	407		410
Series 2015-H04, Class FL, 0.61%, 2/20/2065(d)	258		259
Series 2015-H13, Class FG, 0.54%, 4/20/2065(d)	614		614
Series 2015-H09, Class FA, 0.76%, 4/20/2065(d)	554		557
Series 2015-H14, Class FB, 0.57%, 5/20/2065(d)	277		277
Series 2015-H14, Class FA, 0.71%, 6/20/2065(d)	2,186		2,194
Series 2015-H24, Class FA, 0.79%, 9/20/2065(d)	7,517		7,563
Series 2015-H27, Class FA, 0.89%, 9/20/2065(d)	2,025		2,046
Series 2015-H29, Class FA, 0.84%, 10/20/2065(d)	47		47
Series 2016-H09, Class FN, 0.99%, 3/20/2066(d)	4,285		4,339
Series 2016-H24, Class AF, 0.99%, 11/20/2066(d)	3,260		3,300
Series 2017-H07, Class FG, 0.60%, 2/20/2067(d)	710		711
Series 2017-H14, Class FD, 0.61%, 6/20/2067(d)	779		780
Series 2017-H16, Class CF, 0.61%, 7/20/2067(d)	1,015		1,017
Series 2017-H15, Class FN, 0.64%, 7/20/2067(d)	706		707
Series 2018-H04, Class FG, 0.42%, 2/20/2068(d)	798		795
Series 2018-H07, Class FE, 0.49%, 2/20/2068(d)	318		317
Series 2019-H05, Class FT, 0.55%, 4/20/2069(d)	10,611		10,623
Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(a)(e)	7,000		7,034
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	212		212
Series 2006-A2, Class 4A1, 3.08%, 8/25/2034(d)	692		713
Legacy Mortgage Asset Trust Series 2020-GS5, Class A1, 3.25%, 6/25/2060(a)	1,257		1,265
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(f)	—	(f)
NCUA Guaranteed Notes Trust Series 2010-R3, Class 1A, 0.70%, 12/8/2020(d)	5,467		5,463
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 0.41%, 12/25/2035(d)	1,393		502
NYMT Loan Trust Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(d)	13,747		13,744
OBX Trust Series 2020-EXP3, Class 2A1, 1.05%, 1/25/2060(a)(d)	3,534		3,534
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	—	(f)	—	(f)
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(e)	1,260		1,270
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(e)	13,448		13,458
Series 2020-5, Class A1, 3.10%, 11/25/2025(a)(e)	15,595		15,626

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 5/25/2059(a)(d)	782		792
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054(a)(d)	6,793		7,025

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $933,160)			944,807

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Notes
1.25%, 10/31/2021	47,315		47,807
1.50%, 10/31/2021	2,265		2,294
2.00%, 10/31/2021	18,500		18,818
1.75%, 11/30/2021	37,000		37,597
2.50%, 1/15/2022	7,115		7,303
0.13%, 5/31/2022	3,710		3,709
0.13%, 6/30/2022	230,725		230,689
0.13%, 7/31/2022	129,325		129,285
1.63%, 8/31/2022	44,025		45,156
1.50%, 9/15/2022	500		512
1.63%, 11/15/2022	45,235		46,534
2.00%, 11/30/2022	50,505		52,365
1.63%, 12/15/2022	2,216		2,282
1.50%, 1/15/2023	2,515		2,586
2.38%, 1/31/2023	3,090		3,238
0.50%, 3/15/2023	33,180		33,433

TOTAL U.S. TREASURY OBLIGATIONS (Cost $657,915)			663,608

MORTGAGE-BACKED SECURITIES — 6.7%
FHLMC
Pool # 611141, ARM, 3.74%, 1/1/2027(d)	13		13
Pool # 786211, ARM, 5.75%, 1/1/2027(d)	1		1
Pool # 846774, ARM, 3.12%, 12/1/2027(d)	15		15
Pool # 1L1380, ARM, 3.51%, 3/1/2035(d)	1,273		1,359
Pool # 1B2844, ARM, 3.58%, 3/1/2035(d)	64		65
Pool # 1L1379, ARM, 3.83%, 10/1/2035(d)	659		674
Pool # 1J1380, ARM, 3.96%, 3/1/2036(d)	492		525
Pool # 1G1861, ARM, 4.04%, 3/1/2036(d)	407		432
Pool # 1J1313, ARM, 2.47%, 6/1/2036(d)	94		98
Pool # 1G1028, ARM, 2.77%, 7/1/2036(d)	30		32
Pool # 1N0273, ARM, 2.52%, 8/1/2036(d)	197		206
Pool # 1K0035, ARM, 2.73%, 8/1/2036(d)	296		300
Pool # 1J1393, ARM, 2.20%, 10/1/2036(d)	771		803
Pool # 1J1378, ARM, 3.76%, 11/1/2036(d)	187		196
Pool # 1N0346, ARM, 2.32%, 12/1/2036(d)	111		111
Pool # 1J1467, ARM, 2.42%, 12/1/2036(d)	146		153
Pool # 1J1418, ARM, 3.81%, 12/1/2036(d)	77		77
Pool # 1J1541, ARM, 3.50%, 1/1/2037(d)	493		513
Pool # 1J1516, ARM, 3.70%, 2/1/2037(d)	76		80
Pool # 1J1543, ARM, 4.10%, 2/1/2037(d)	49		48
Pool # 1N1458, ARM, 1.95%, 3/1/2037(d)	351		365
Pool # 1J1635, ARM, 3.57%, 3/1/2037(d)	201		210
Pool # 1J1522, ARM, 4.18%, 3/1/2037(d)	147		155
Pool # 1Q0339, ARM, 3.88%, 4/1/2037(d)	33		35
Pool # 1Q0697, ARM, 2.19%, 5/1/2037(d)	724		750
Pool # 1J1681, ARM, 2.86%, 6/1/2037(d)	1,205		1,275
Pool # 1J1685, ARM, 2.86%, 6/1/2037(d)	535		538
Pool # 847871, ARM, 1.46%, 8/1/2037(d)	116		117
Pool # 1J2834, ARM, 2.52%, 8/1/2037(d)	134		142
Pool # 1B3605, ARM, 2.91%, 8/1/2037(d)	213		213
Pool # 1Q0476, ARM, 2.41%, 10/1/2037(d)	180		182
Pool # 1J2945, ARM, 2.37%, 11/1/2037(d)	56		56
Pool # 1Q0894, ARM, 3.94%, 1/1/2038(d)	402		407
Pool # 1Q0722, ARM, 3.95%, 4/1/2038(d)	360		383
FHLMC Gold Pools, 15 Year
Pool # G13056, 5.50%, 12/1/2020	—	(f)	—	(f)
Pool # G12880, 5.00%, 1/1/2021	—	(f)	—	(f)
Pool # G13621, 6.50%, 8/1/2021	1		1

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # J03447, 6.00%, 9/1/2021	4		4
Pool # G13821, 6.00%, 11/1/2021	17		17
Pool # G13274, 5.50%, 10/1/2023	321		334
Pool # G13301, 5.50%, 10/1/2023	1,157		1,209
Pool # J10284, 6.00%, 12/1/2023	33		34
Pool # G13433, 5.50%, 1/1/2024	152		159
Pool # J14494, 4.00%, 2/1/2026	3,583		3,807
Pool # J14783, 4.00%, 3/1/2026	102		109
Pool # J15974, 4.00%, 6/1/2026	1,384		1,472
Pool # G14643, 4.00%, 8/1/2026	122		130
Pool # J18745, 3.00%, 4/1/2027	1,042		1,109
Pool # G14973, 4.00%, 12/1/2028	125		136
Pool # J31731, 3.00%, 5/1/2030	643		689
FHLMC Gold Pools, 20 Year
Pool # G30195, 6.50%, 5/1/2021	—	(f)	—	(f)
Pool # G30262, 6.00%, 10/1/2024	91		101
Pool # G30325, 5.50%, 3/1/2027	892		1,003
Pool # C91261, 4.50%, 8/1/2029	197		215
Pool # C91349, 4.50%, 12/1/2030	183		202
Pool # G30565, 4.50%, 10/1/2031	380		420
Pool # G30701, 5.00%, 11/1/2031	155		175
Pool # C91388, 3.50%, 2/1/2032	4,025		4,284
Pool # C91447, 3.50%, 5/1/2032	307		331
Pool # C91581, 3.00%, 11/1/2032	1,523		1,611
Pool # G30669, 4.50%, 12/1/2033	2,180		2,410
Pool # C91761, 4.00%, 5/1/2034	1,460		1,592
Pool # K92617, 3.00%, 4/1/2035	6,454		6,824
Pool # C91862, 3.50%, 1/1/2036	5,803		6,262
Pool # C91880, 3.50%, 6/1/2036	3,284		3,579
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	113		126
Pool # G01665, 5.50%, 3/1/2034	2,564		3,019
Pool # G05046, 5.00%, 11/1/2036	149		173
Pool # G03073, 5.50%, 7/1/2037	1,228		1,426
Pool # G04772, 7.00%, 8/1/2038	148		175
Pool # G05798, 5.50%, 1/1/2040	302		355
Pool # Q06999, 4.00%, 3/1/2042	4,426		4,867
Pool # G08729, 4.50%, 9/1/2046	1,089		1,202
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	5,187		5,319
Pool # U79013, 2.50%, 4/1/2028	1,109		1,154
Pool # U79014, 2.50%, 5/1/2028	1,366		1,421
Pool # T40143, 2.50%, 7/1/2028	1,098		1,124
Pool # U79019, 3.00%, 7/1/2028	231		242
Pool # U79026, 2.50%, 9/1/2028	299		311
Pool # U49013, 3.00%, 9/1/2028	2,180		2,294
Pool # G20027, 10.00%, 10/1/2030	45		49
Pool # G20028, 7.50%, 12/1/2036	3,015		3,422
FHLMC UMBS, 15 Year
Pool # ZS7542, 3.00%, 10/1/2031	993		1,058
Pool # SB0329, 3.00%, 9/1/2032	2,061		2,174
Pool # ZS8076, 4.00%, 7/1/2033	3,613		3,894
Pool # ZS8124, 4.00%, 8/1/2033	5,141		5,650
FHLMC UMBS, 20 Year Pool # ZT1674, 5.00%, 2/1/2035	7,921		8,822
FNMA
Pool # 325081, ARM, 2.72%, 10/1/2025(d)	4		4
Pool # 409902, ARM, 3.62%, 6/1/2027(d)	7		7
Pool # 52597, ARM, 2.33%, 7/1/2027(d)	2		2
Pool # 725902, ARM, 2.16%, 9/1/2034(d)	52		52
Pool # 810896, ARM, 1.96%, 1/1/2035(d)	41		43

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 865095, ARM, 3.44%, 10/1/2035(d)	731		750
Pool # 848757, ARM, 1.87%, 12/1/2035(d)	166		167
Pool # 877009, ARM, 3.78%, 3/1/2036(d)	785		836
Pool # 894571, ARM, 3.86%, 3/1/2036(d)	974		1,035
Pool # AD0295, ARM, 3.93%, 3/1/2036(d)	667		670
Pool # 871502, ARM, 3.59%, 4/1/2036(d)	32		33
Pool # 895687, ARM, 1.99%, 5/1/2036(d)	94		97
Pool # 886952, ARM, 2.55%, 6/1/2036(d)	3		3
Pool # 882099, ARM, 3.40%, 7/1/2036(d)	129		130
Pool # 886558, ARM, 2.40%, 8/1/2036(d)	163		172
Pool # 884722, ARM, 2.53%, 8/1/2036(d)	129		131
Pool # 745858, ARM, 2.60%, 8/1/2036(d)	76		80
Pool # 745762, ARM, 2.65%, 8/1/2036(d)	1		1
Pool # 887714, ARM, 2.67%, 8/1/2036(d)	116		117
Pool # 882241, ARM, 2.45%, 10/1/2036(d)	213		214
Pool # AD0296, ARM, 2.07%, 12/1/2036(d)	479		479
Pool # 905196, ARM, 2.46%, 12/1/2036(d)	29		30
Pool # 870920, ARM, 2.59%, 12/1/2036(d)	24		25
Pool # 905593, ARM, 2.73%, 12/1/2036(d)	78		82
Pool # 920954, ARM, 1.97%, 1/1/2037(d)	682		703
Pool # 888143, ARM, 3.56%, 1/1/2037(d)	51		53
Pool # 913984, ARM, 1.95%, 2/1/2037(d)	367		380
Pool # 910178, ARM, 3.82%, 3/1/2037(d)	586		588
Pool # 936588, ARM, 1.57%, 4/1/2037(d)	149		154
Pool # 888750, ARM, 3.57%, 4/1/2037(d)	98		103
Pool # 948208, ARM, 1.87%, 7/1/2037(d)	613		630
Pool # 944105, ARM, 2.08%, 7/1/2037(d)	12		12
Pool # 888620, ARM, 2.44%, 7/1/2037(d)	106		106
Pool # 950385, ARM, 1.38%, 8/1/2037(d)	12		13
Pool # 950382, ARM, 1.57%, 8/1/2037(d)	1,145		1,174
Pool # 952182, ARM, 2.20%, 11/1/2037(d)	318		332
Pool # 995108, ARM, 2.29%, 11/1/2037(d)	786		827
Pool # AD0081, ARM, 3.27%, 11/1/2037(d)	283		285
Pool # 966911, ARM, 3.49%, 12/1/2037(d)	139		146
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	110		115
Pool # MA3250, 3.00%, 1/1/2028	4,446		4,656
Pool # MA3315, 3.00%, 3/1/2028	2,475		2,588
Pool # FM3382, 3.50%, 8/1/2028	3,236		3,424
FNMA UMBS, 15 Year
Pool # 995886, 6.00%, 4/1/2021	—	(f)	—	(f)
Pool # AD0452, 6.00%, 4/1/2021	—	(f)	—	(f)
Pool # 897937, 6.00%, 8/1/2021	53		54
Pool # 890129, 6.00%, 12/1/2021	18		18
Pool # 889094, 6.50%, 1/1/2023	113		116
Pool # 995286, 6.50%, 3/1/2023	8		8
Pool # AL0229, 5.50%, 9/1/2023	207		212
Pool # AA1035, 6.00%, 12/1/2023	50		52
Pool # AD0471, 5.50%, 1/1/2024	207		210
Pool # 995381, 6.00%, 1/1/2024	88		92
Pool # AE0081, 6.00%, 7/1/2024	370		387
Pool # 931730, 5.00%, 8/1/2024	141		150
Pool # AD0365, 5.50%, 9/1/2024	105		108
Pool # AD0662, 5.50%, 1/1/2025	858		898
Pool # AL2193, 5.50%, 7/1/2025	1,137		1,191
Pool # AJ5336, 3.00%, 11/1/2026	113		118
Pool # AK0971, 3.00%, 2/1/2027	107		112
Pool # AO0800, 3.00%, 4/1/2027	154		161
Pool # AP7842, 3.00%, 9/1/2027	123		131

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AL3439, 4.00%, 9/1/2027	568		605
Pool # AU6018, 3.00%, 9/1/2028	257		269
Pool # AL4307, 4.00%, 10/1/2028	991		1,086
Pool # AL9230, 3.50%, 12/1/2029	6,063		6,589
Pool # AL6105, 4.00%, 12/1/2029	100		107
Pool # MA2246, 3.00%, 4/1/2030	2,496		2,623
Pool # BM3175, 3.50%, 5/1/2032	1,724		1,869
Pool # FM2879, 3.00%, 6/1/2032	2,156		2,288
Pool # BM3172, 3.50%, 6/1/2032	1,348		1,474
Pool # FM5002, 3.50%, 5/1/2033	11,000		11,784
Pool # FM4436, 4.00%, 6/1/2034	4,377		4,757
Pool # FM3386, 3.50%, 7/1/2034	8,124		8,724
Pool # FM2989, 3.00%, 9/1/2034	14,288		15,122
Pool # FM2555, 3.50%, 12/1/2034	1,793		1,969
Pool # FM3522, 3.00%, 2/1/2035	13,642		14,542
Pool # BP8813, 3.00%, 7/1/2035	2,352		2,495
FNMA UMBS, 20 Year
Pool # 253946, 7.00%, 8/1/2021	1		2
Pool # 254344, 6.50%, 6/1/2022	121		135
Pool # 745763, 6.50%, 3/1/2025	105		118
Pool # 256714, 5.50%, 5/1/2027	248		277
Pool # MA0214, 5.00%, 10/1/2029	1,268		1,414
Pool # AD5474, 5.00%, 5/1/2030	349		391
Pool # MA0534, 4.00%, 10/1/2030	183		197
Pool # AL4165, 4.50%, 1/1/2031	1,007		1,113
Pool # MA0804, 4.00%, 7/1/2031	184		201
Pool # MA0792, 4.50%, 7/1/2031	1,566		1,730
Pool # MA3894, 4.00%, 9/1/2031	262		286
Pool # 890653, 4.50%, 1/1/2032	762		841
Pool # AL5958, 4.00%, 3/1/2032	2,000		2,132
Pool # MA1037, 3.00%, 4/1/2032	1,768		1,868
Pool # AL1722, 4.50%, 4/1/2032	140		155
Pool # AB5811, 3.00%, 8/1/2032	2,533		2,669
Pool # AL7474, 3.50%, 10/1/2032	1,787		1,901
Pool # MA1270, 2.50%, 11/1/2032	1,016		1,070
Pool # AL3190, 4.00%, 12/1/2032	627		684
Pool # MA1802, 3.00%, 1/1/2034	1,204		1,270
Pool # AL8051, 4.00%, 5/1/2034	5,692		6,306
Pool # AL5373, 4.50%, 5/1/2034	726		803
Pool # FM2477, 3.00%, 5/1/2036	5,576		5,891
Pool # AS7789, 3.00%, 8/1/2036(g)	7,036		7,429
Pool # BM1370, 3.00%, 4/1/2037(g)	3,627		3,812
Pool # FM2922, 3.00%, 2/1/2038	3,916		4,133
FNMA UMBS, 30 Year
Pool # 545334, 8.50%, 9/1/2021	—	(f)	—	(f)
Pool # 250511, 6.50%, 3/1/2026	2		2
Pool # 555889, 8.00%, 12/1/2030	18		20
Pool # 254548, 5.50%, 12/1/2032	1,396		1,631
Pool # 555458, 5.50%, 5/1/2033	2,466		2,897
Pool # AB0054, 4.50%, 12/1/2034	3,556		3,925
Pool # 735503, 6.00%, 4/1/2035	1,794		2,153
Pool # 745275, 5.00%, 2/1/2036	3,279		3,808
Pool # 889118, 5.50%, 4/1/2036	3,380		3,959
Pool # 889209, 5.00%, 5/1/2036	189		217
Pool # 745948, 6.50%, 10/1/2036	279		336
Pool # 889494, 5.50%, 1/1/2037	268		318
Pool # AD0249, 5.50%, 4/1/2037	2,483		2,904
Pool # 995024, 5.50%, 8/1/2037	386		458
Pool # 950302, 7.00%, 8/1/2037	568		685
Pool # 888890, 6.50%, 10/1/2037	785		944

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 929005, 6.00%, 1/1/2038	517		602
Pool # 890268, 6.50%, 10/1/2038	1,405		1,614
Pool # 995149, 6.50%, 10/1/2038	876		1,036
Pool # AL7521, 5.00%, 6/1/2039	490		563
Pool # AC3237, 5.00%, 10/1/2039	220		256
Pool # AB2025, 5.00%, 1/1/2040	1,312		1,519
Pool # AD6431, 4.50%, 6/1/2040	291		326
Pool # AT6153, 4.00%, 2/1/2042	10,077		11,164
Pool # AK6740, 4.00%, 3/1/2042	2,614		2,916
Pool # AL2171, 4.00%, 6/1/2042	3,349		3,743
Pool # AO9370, 3.50%, 7/1/2042	4,525		4,960
Pool # AO7185, 4.00%, 9/1/2042	1,337		1,466
Pool # AB9260, 3.50%, 5/1/2043	4,431		4,808
Pool # BM3560, 4.00%, 11/1/2044	2,045		2,244
Pool # FM3582, 4.00%, 11/1/2044	2,673		2,981
Pool # AL7590, 3.50%, 10/1/2045	1,197		1,301
Pool # MA4100, 2.00%, 8/1/2050	23,500		24,415
FNMA, 30 Year
Pool # 415460, 8.50%, 3/1/2027	4		4
Pool # 801357, 5.50%, 8/1/2034	63		69
FNMA, Other
Pool # AM8263, 2.42%, 4/1/2022	989		1,006
Pool # AB7351, 2.50%, 12/1/2027	1,070		1,113
Pool # AQ8837, 2.50%, 12/1/2027	727		756
Pool # AQ9357, 2.50%, 1/1/2028	380		390
Pool # AQ9760, 2.50%, 2/1/2028	1,680		1,747
Pool # MA1360, 2.50%, 2/1/2028	2,076		2,159
Pool # MA1557, 3.00%, 8/1/2028	393		413
Pool # BK4847, 2.50%, 4/1/2033	848		894
Pool # MA0896, 4.00%, 11/1/2041	954		1,000
Pool # MA1188, 3.00%, 9/1/2042(g)	4,272		4,407
Pool # MA1349, 3.00%, 2/1/2043	4,061		4,187
Pool # MA1433, 3.00%, 5/1/2043	1,742		1,797
Pool # MA1510, 4.00%, 7/1/2043	1,615		1,769
Pool # AL6167, 3.50%, 1/1/2044	2,361		2,566
Pool # BM5053, 3.00%, 4/1/2048	1,350		1,387
Pool # MA3971, 3.00%, 3/1/2050	4,437		4,561
Pool # MA3997, 3.00%, 4/1/2050	2,129		2,180
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	103		107
Pool # 783929, 4.00%, 5/15/2026	149		157
GNMA I, 30 Year
Pool # 780010, 9.50%, 3/15/2023	—	(f)	—	(f)
Pool # 403964, 9.00%, 9/15/2024	1		1
Pool # 780831, 9.50%, 12/15/2024	3		3
Pool # 780115, 8.50%, 4/15/2025	3		3
Pool # 780965, 9.50%, 12/15/2025	4		4
Pool # 423946, 9.00%, 10/15/2026	—	(f)	1
Pool # 687926, 6.50%, 9/15/2038	1,921		2,371
Pool # AE7700, 3.50%, 8/15/2043	1,115		1,216
GNMA II
Pool # 8785, ARM, 2.88%, 5/20/2021(d)	—	(f)	—	(f)
Pool # 8807, ARM, 2.25%, 7/20/2021(d)	1		1
Pool # 8938, ARM, 3.00%, 3/20/2022(d)	2		1
Pool # 8046, ARM, 2.25%, 9/20/2022(d)	6		6
Pool # 8746, ARM, 3.13%, 11/20/2025(d)	25		25
Pool # 8790, ARM, 3.00%, 1/20/2026(d)	10		11
Pool # 80053, ARM, 3.00%, 3/20/2027(d)	1		1
Pool # 80152, ARM, 3.00%, 1/20/2028(d)	1		1

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	104	110
Pool # 5208, 3.00%, 10/20/2026	1,746	1,819
Pool # 5277, 3.50%, 1/20/2027	326	345
Pool # MA4425, 3.00%, 5/20/2032	6,700	7,026
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	4	4
Pool # 1989, 8.50%, 4/20/2025	6	7
Pool # 2285, 8.00%, 9/20/2026	7	8
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	1	1
Pool # 2646, 7.50%, 9/20/2028	4	5
Pool # 4224, 7.00%, 8/20/2038	1,033	1,193
Pool # 4245, 6.00%, 9/20/2038	1,213	1,399
Pool # 4247, 7.00%, 9/20/2038	1,617	1,938

TOTAL MORTGAGE-BACKED SECURITIES (Cost $380,989)		385,965

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 0.94%, 12/15/2036(a)(d)	8,138	8,128
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class C, 5.26%, 11/10/2046(d)	3,000	3,026
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037(a)	4,355	4,336
Series 2020-CBM, Class B, 3.10%, 2/10/2037‡(a)	4,765	4,698
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	10,767
Series 2014-UBS3, Class B, 4.31%, 6/10/2047‡	3,000	3,224
Series 2014-CR19, Class B, 4.70%, 8/10/2047‡(d)	4,350	4,753
Series 2014-UBS5, Class B, 4.51%, 9/10/2047‡(d)	2,900	2,985
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K740, Class X1, IO, 0.76%, 9/25/2027(d)	105,000	4,795
Series K114, Class X1, IO, 1.21%, 6/25/2030(d)	39,986	3,653
FREMF Mortgage Trust
Series 2017-K724, Class B, 3.60%, 11/25/2023(a)(d)	3,000	3,172
Series 2016-K723, Class C, 3.70%, 11/25/2023(a)(d)	2,700	2,781
Series 2012-K20, Class C, 4.00%, 5/25/2045(a)(d)	4,500	4,667
Series 2013-K24, Class C, 3.63%, 11/25/2045(a)(d)	4,500	4,621
Series 2013-K28, Class C, 3.61%, 6/25/2046(a)(d)	7,000	7,330
Series 2013-K32, Class C, 3.65%, 10/25/2046(a)(d)	3,000	3,154
Series 2013-K35, Class C, 4.07%, 12/25/2046(a)(d)	5,000	5,323
Series 2015-K721, Class C, 3.68%, 11/25/2047(a)(d)	6,100	6,221
Series 2014-K41, Class B, 3.96%, 11/25/2047(a)(d)	7,000	7,693
Series 2015-K44, Class B, 3.81%, 1/25/2048(a)(d)	6,000	6,507
Series 2015-K43, Class C, 3.86%, 2/25/2048(a)(d)	6,000	6,290
Series 2015-K45, Class B, 3.71%, 4/25/2048(a)(d)	1,246	1,346
Series 2015-K49, Class B, 3.85%, 10/25/2048(a)(d)	5,250	5,701
Series 2016-K722, Class C, 3.98%, 7/25/2049(a)(d)	4,000	4,200
Series 2017-K726, Class B, 4.13%, 7/25/2049(a)(d)	7,375	7,944
GS Mortgage Securities Trust Series 2013-GC12, Class B, 3.78%, 6/10/2046‡(d)	2,625	2,739
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A4, 3.44%, 8/15/2047	2,050	2,153
Series 2014-C17, Class C, 4.64%, 8/15/2047(d)	5,339	5,460
Series 2014-C18, Class B, 4.63%, 10/15/2047‡(d)	5,250	5,678
Series 2016-C31, Class B, 3.88%, 11/15/2049(d)	4,300	4,216

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $148,057)		147,561

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(h)(i) (Cost $138,406)	138,406	138,406

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills
0.12%, 1/7/2021(j)(k)	5,315	5,315
0.12%, 10/7/2021(k)	31,600	31,572

TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,883)		36,887

TOTAL SHORT-TERM INVESTMENTS (Cost $175,289)		175,293

Total Investments — 100.3% (Cost $5,712,649)		5,784,616
Liabilities in Excess of Other Assets — (0.3)%		(18,601)

Net Assets — 100.0%		5,766,015

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(f)	Amount rounds to less than one thousand.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2020.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(k)	The rate shown is the effective yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	6,747	03/2021	USD	1,490,086	437

Short Contracts
U.S. Treasury 5 Year Note	(6,258)	03/2021	USD	(788,508)	(546)
U.S. Treasury 10 Year Note	(494)	03/2021	USD	(68,226)	(5)
U.S. Treasury 10 Year Ultra Note	(315)	03/2021	USD	(49,460)	(14)

					(565)

					(128)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,217,102	$120,638	$1,337,740
Collateralized Mortgage Obligations	—	944,807	—	944,807
Commercial Mortgage-Backed Securities	—	123,484	24,077	147,561
Corporate Bonds	—	2,129,642	—	2,129,642
Mortgage-Backed Securities	—	385,965	—	385,965
U.S. Treasury Obligations	—	663,608	—	663,608
Short-Term Investments
Investment Companies	138,406	—	—	138,406
U.S. Treasury Obligations	—	36,887	—	36,887

Total Short-Term Investments	138,406	36,887	—	175,293

Total Investments in Securities	$138,406	$5,501,495	$144,715	$5,784,616

Appreciation in Other Financial Instruments
Futures Contracts	$437	$—	$—	$437

Depreciation in Other Financial Instruments
Futures Contracts	$(565)	$—	$—	$(565)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands) :

	Balance as of February 29, 2020		Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$83,736		$—		$(265)	$15	$74,385	$(49,593)	$23,099	$(10,739)	$120,638
Collateralized Mortgage Obligations	—	(a)	—	(a)	— (a)	—	—	— (a)	—	—	—
Commercial Mortgage-Backed Securities	—		—		(237)	(11)	19,352	—	4,973	—	24,077

Total	$83,736		$—		$(502)	$4	$93,737	$(49,593)	$28,072	$(10,739)	$144,715

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(312,000).

There were no significant transfers into or out of level 3 for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$110,153	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (13.54%)
			Constant Default Rate	0.00% - 4.40% (0.01%)
			Yield (Discount Rate of Cash Flows)	0.85% - 4.07% (2.68%)

Asset-Backed Securities	110,153

	24,077	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.92% - 3.68% (0.50%)

Commercial Mortgage-Backed Securities	24,077

$134,230

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $10,485,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	$—	$221	$221	$—	$—	$—	—	$—	(b)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(a)(c)	43,227	2,168,297	2,073,118	—	—	138,406	138,406	68		—

Total	$43,227	$2,168,518	$2,073,339	$—	$—	$138,406		$68		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of November 30, 2020.